UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place,

Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place,

Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 55.8%

Security		Principal Amount (000’s omitted)	Value

Albania — 1.0%
Albania Government Bond, 8.80%, 10/23/25	ALL	480,800	$4,606,334
Albania Government Bond, 8.93%, 4/23/25	ALL	483,300	4,697,727
Republic of Albania, 5.75%, 11/12/20(1)	EUR	41,925	50,525,776

Total Albania			$59,829,837

Argentina — 0.4%
Republic of Argentina, 0.75%, 6/9/17	USD	8,670	$8,635,406
Republic of Argentina, 0.75%, 9/21/17	USD	7,989	7,886,522
Republic of Argentina, 2.40%, 3/18/18	USD	5,866	5,824,724

Total Argentina			$22,346,652

Australia — 1.3%
Australia Government Bond, 3.00%, 3/21/47(1)	AUD	112,722	$76,252,428

Total Australia			$76,252,428

Barbados — 0.4%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	27,275	$21,274,500
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	3,291	2,566,980
Barbados Government International Bond, 7.00%, 8/4/22(2)	USD	2,200	1,809,500

Total Barbados			$25,650,980

Costa Rica — 0.0%(3)
Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	1,594,235	$2,364,906

Total Costa Rica			$2,364,906

Croatia — 1.9%
Croatia, 3.00%, 3/11/25(1)	EUR	31,377	$34,867,492
Croatia, 3.875%, 5/30/22(1)	EUR	10,399	12,357,875
Croatia, 6.75%, 11/5/19(1)	USD	60,000	65,419,200

Total Croatia			$112,644,567

Cyprus — 2.8%
Republic of Cyprus, 3.75%, 7/26/23(1)	EUR	48,571	$55,847,965
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	33,836	39,461,309
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	38,340	45,372,139
Republic of Cyprus, 4.625%, 2/3/20(1)(2)	EUR	9,538	11,424,039
Republic of Cyprus, 4.75%, 6/25/19(1)	EUR	10,762	12,792,607

Total Cyprus			$164,898,059

Security		Principal Amount (000’s omitted)	Value

Dominican Republic — 2.9%
Dominican Republic, 10.375%, 3/4/22(1)	DOP	2,115,900	$45,252,656
Dominican Republic, 10.40%, 5/10/19(1)	DOP	1,616,500	34,568,257
Dominican Republic, 13.50%, 8/4/17(1)	DOP	145,600	3,102,460
Dominican Republic, 14.00%, 6/8/18(1)	DOP	1,466,000	32,331,691
Dominican Republic, 15.00%, 4/5/19(1)	DOP	451,800	10,418,010
Dominican Republic, 15.95%, 6/4/21(1)	DOP	239,300	6,064,590
Dominican Republic, 16.00%, 7/10/20(1)	DOP	1,417,800	34,737,148
Dominican Republic, 16.95%, 2/4/22(1)	DOP	110,200	2,867,596

Total Dominican Republic			$169,342,408

Ecuador — 0.5%
Republic of Ecuador, 10.50%, 3/24/20(1)	USD	22,880	$24,596,000
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	3,199	3,438,925

Total Ecuador			$28,034,925

El Salvador — 2.3%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	4,877	$4,389,300
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	20,895	18,753,263
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	12,335	12,442,931
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	9,508	8,699,820
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	46,343	47,038,145
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	5,987	5,807,390
Republic of El Salvador, 8.625%, 2/28/29(1)	USD	33,354	33,770,925
Republic of El Salvador, 8.625%, 2/28/29(2)	USD	1,384	1,401,300

Total El Salvador			$132,303,074

Fiji — 0.7%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	39,998	$40,043,478

Total Fiji			$40,043,478

Georgia — 0.2%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	390	$158,209
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	2,820	1,161,967
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	2,395	1,057,767
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	825	339,735
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,682	1,236,517
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	10,230	4,393,670
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,998	967,212

Total Georgia			$9,315,077

Germany — 0.4%
Bundesrepublik Deutschland, 0.00%, 8/15/26(1)(5)	EUR	7,150	$7,615,900
Bundesrepublik Deutschland, 3.50%, 7/4/19(1)	EUR	15,000	17,861,666

Total Germany			$25,477,566

16	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Greece — 0.5%
Hellenic Republic Government Bond, 4.75%, 4/17/19(1)(2)	EUR	26,295	$27,900,849

Total Greece			$27,900,849

Honduras — 0.8%
Honduras Government International Bond, 6.25%, 1/19/27(1)	USD	9,705	$10,105,623
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	7,987	8,890,569
Honduras Government International Bond, 8.75%, 12/16/20(1)	USD	22,352	25,562,641

Total Honduras			$44,558,833

Iceland — 1.5%
Republic of Iceland, 5.00%, 11/15/28	ISK	1,058,881	$10,061,985
Republic of Iceland, 6.50%, 1/24/31	ISK	4,500,494	49,156,453
Republic of Iceland, 8.00%, 6/12/25	ISK	2,716,076	30,903,941

Total Iceland			$90,122,379

Indonesia — 2.5%
Indonesia Government Bond, 7.50%, 8/15/32	IDR	90,131,000	$6,809,357
Indonesia Government Bond, 8.25%, 5/15/36	IDR	428,599,000	33,899,805
Indonesia Government Bond, 8.375%, 3/15/34	IDR	73,024,000	5,823,731
Indonesia Government Bond, 8.75%, 5/15/31	IDR	483,258,000	40,135,539
Republic of Indonesia, 2.625%, 6/14/23(1)	EUR	11,000	12,568,974
Republic of Indonesia, 3.375%, 7/30/25(2)	EUR	40,119	46,897,120

Total Indonesia			$146,134,526

Japan — 2.0%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(4)	JPY	4,702,813	$44,401,978
Japan Government CPI Linked Bond, 0.10%, 3/10/25(4)	JPY	7,871,288	74,388,000

Total Japan			$118,789,978

Kenya — 0.1%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	528,100	$4,700,305
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	1,848,626

Total Kenya			$6,548,931

Lebanon — 0.8%
Lebanese Republic, 5.15%, 6/12/18(1)	USD	28,152	$28,679,850
Lebanese Republic, 5.15%, 11/12/18(1)	USD	14,416	14,660,697

Security		Principal Amount (000’s omitted)	Value

Lebanon (continued)
Lebanese Republic, 5.45%, 11/28/19(1)	USD	1,376	$1,406,286

Total Lebanon			$44,746,833

Lithuania — 0.1%
Republic of Lithuania, 6.125%, 3/9/21(1)	USD	4,721	$5,345,966

Total Lithuania			$5,345,966

Macedonia — 2.4%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	20,442	$22,813,618
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	57,150	63,780,369
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	36,857	42,706,771
Republic of Macedonia, 4.875%, 12/1/20(2)	EUR	9,255	10,723,910

Total Macedonia			$140,024,668

New Zealand — 3.2%
New Zealand Government Bond, 2.00%, 9/20/25(1)(4)	NZD	78,815	$54,996,851
New Zealand Government Bond, 2.50%, 9/20/35(1)(4)	NZD	36,078	25,988,353
New Zealand Government Bond, 2.50%, 9/20/40(4)	NZD	56,148	39,378,896
New Zealand Government Bond, 3.00%, 9/20/30(1)(4)	NZD	84,189	64,720,982

Total New Zealand			$185,085,082

Pakistan — 0.1%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	6,490	$6,512,715

Total Pakistan			$6,512,715

Philippines — 0.6%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$36,839,713

Total Philippines			$36,839,713

Russia — 5.0%
Russia Government Bond, 6.40%, 5/27/20	RUB	7,734,341	$131,240,778
Russia Government Bond, 6.70%, 5/15/19	RUB	2,609,021	44,963,406
Russia Government Bond, 6.80%, 12/11/19	RUB	1,387,049	23,755,045
Russia Government Bond, 7.50%, 2/27/19	RUB	946,480	16,532,657
Russia Government Bond, 7.60%, 4/14/21	RUB	866,209	15,196,649
Russia Government Bond, 7.75%, 9/16/26	RUB	608,830	10,860,373
Russia Government Bond, 8.50%, 9/17/31	RUB	2,859,870	53,601,912

Total Russia			$296,150,820

17	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Rwanda — 0.3%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	19,768	$20,171,149

Total Rwanda			$20,171,149

Saudi Arabia — 0.9%
KSA Sukuk, Ltd., 2.894%, 4/20/22(1)	USD	50,903	$50,923,361

Total Saudi Arabia			$50,923,361

Serbia — 9.1%
Republic of Serbia, 4.875%, 2/25/20(1)	USD	26,685	$27,859,594
Republic of Serbia, 5.25%, 11/21/17(1)	USD	149,982	152,887,451
Republic of Serbia, 5.875%, 12/3/18(1)	USD	97,086	102,233,305
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	8,700	9,512,232
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	9,484,490	84,349,291
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	2,703,190	24,700,660
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	2,515,020	22,295,043
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	6,223,120
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	362,710	3,380,913
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	1,327,010	12,431,961
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,528,370	26,216,092
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,925,250	62,175,711
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	230,000	2,469,004

Total Serbia			$536,734,377

Sri Lanka — 4.1%
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	5,099,300	$32,028,854
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	141,000	853,100
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	432,000	2,679,097
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,397,000	15,252,936
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	2,277,000	13,558,886
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,352,630	14,434,874
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,565,000	9,464,320
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	1,554,300	9,363,521
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	3,671,100	21,803,397
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	784,840	5,052,944
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,951,000	12,518,102
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,497,000	9,488,143
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	2,422,310	15,349,233
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,536,000	9,577,851
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	218,000	1,350,952
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	3,712,750	22,721,105
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	828,000	4,910,768
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	347,830	2,200,719
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	839,380	5,281,109

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	598,000	$3,791,387
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	897,000	5,808,702
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	1,859,000	11,850,570
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,958,620	12,215,277

Total Sri Lanka			$241,555,847

Suriname — 0.6%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	37,184	$37,741,760

Total Suriname			$37,741,760

Tanzania — 1.3%
United Republic of Tanzania, 7.421%, 3/9/20(1)(6)	USD	69,468	$73,623,176

Total Tanzania			$73,623,176

Thailand — 2.3%
Thailand Government Bond, 1.20%, 7/14/21(1)(4)	THB	2,033,095	$58,115,859
Thailand Government Bond, 1.25%, 3/12/28(1)(4)	THB	2,882,674	78,126,784

Total Thailand			$136,242,643

Turkey — 2.8%
Republic of Turkey, 4.875%, 10/9/26	USD	26,700	$26,495,131
Republic of Turkey, 7.00%, 6/5/20	USD	47,321	52,158,389
Republic of Turkey, 7.375%, 2/5/25	USD	72,000	83,696,040

Total Turkey			$162,349,560

Total Foreign Government Bonds (identified cost $3,221,590,543)			$3,276,607,123

Foreign Corporate Bonds — 1.0%

Security		Principal Amount (000’s omitted)	Value

Argentina — 0.5%
Banco Hipotecario SA, 21.354%, 1/12/20(1)(6)	ARS	200,000	$13,070,347
YPF SA, 23.083%, 7/7/20(1)(6)	USD	12,483	13,494,836

Total Argentina			$26,565,183

Azerbaijan — 0.2%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(7)	USD	12,200	$12,148,760

Total Azerbaijan			$12,148,760

18	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Ecuador — 0.1%
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 6.781%, 9/24/19(1)(6)	USD	8,310	$8,368,170

Total Ecuador			$8,368,170

Georgia — 0.2%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	18,730	$7,733,690
Georgian Oil and Gas Corp. JSC, 6.75%, 4/26/21(1)	USD	4,112	4,338,160

Total Georgia			$12,071,850

Total Foreign Corporate Bonds (identified cost $59,814,037)			$59,153,963

Sovereign Loans — 1.4%

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.10%, Maturing August 1, 2021(8)(9)(10)		$15,600	$15,416,114

Total Ethiopia			$15,416,114

Kenya — 0.3%
Government of Kenya, Term Loan, 6.41%, Maturing March 9, 2019(8)		$3,806	$3,806,000
Government of Kenya, Term Loan, 6.50%, Maturing October 28, 2017(8)		17,030	17,030,000

Total Kenya			$20,836,000

Macedonia — 0.2%
Republic of Macedonia, Term Loan, 3.26%, Maturing December 16, 2022(9)(11)(12)	EUR	11,000	$12,339,505

Total Macedonia			$12,339,505

Pakistan — 0.6%
Islamic Republic of Pakistan, Term Loan, 3.95%, Maturing October 1, 2017(9)		$35,000	$35,264,234

Total Pakistan			$35,264,234

Total Sovereign Loans (identified cost $82,010,322)			$83,855,853

Debt Obligations - United States — 12.3%

Corporate Bonds & Notes — 0.0%(3)

Security	Principal Amount	Value

Eaton Corp., 8.875%, 6/15/19	$500,000	$561,623

Total Corporate Bonds & Notes (identified cost $509,291)		$561,623

Collateralized Mortgage Obligations — 1.3%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$77,974	$85,797
Series 1548, Class Z, 7.00%, 7/15/23	86,313	95,527
Series 1650, Class K, 6.50%, 1/15/24	497,789	548,460
Series 1817, Class Z, 6.50%, 2/15/26	78,968	88,345
Series 1927, Class ZA, 6.50%, 1/15/27	278,352	311,805
Series 2127, Class PG, 6.25%, 2/15/29	399,368	435,635
Series 2344, Class ZD, 6.50%, 8/15/31	616,327	710,489
Series 2458, Class ZB, 7.00%, 6/15/32	1,102,870	1,292,855

		$3,568,913

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-DNA3, Class M3, 5.691%, 4/25/28(6)	$3,559,490	$4,066,622
Series 2016-DNA4, Class M3, 4.791%, 3/25/29(6)	6,889,496	7,339,769
Series 2017-DNA1, Class M2, 4.241%, 7/25/29(6)	4,352,707	4,450,452
Series 2017-DNA2, Class M2, 4.436%, 10/25/29(6)	14,750,000	15,086,341

		$30,943,184

Federal National Mortgage Association:
Series 1992-180, Class F, 2.141%, 10/25/22(6)	$324,975	$329,320
Series 1993-16, Class Z, 7.50%, 2/25/23	310,349	343,360
Series 1993-79, Class PL, 7.00%, 6/25/23	195,672	215,639
Series 1993-104, Class ZB, 6.50%, 7/25/23	79,199	84,958
Series 1993-121, Class Z, 7.00%, 7/25/23	1,227,282	1,352,115
Series 1993-141, Class Z, 7.00%, 8/25/23	244,800	271,082
Series 1994-42, Class ZQ, 7.00%, 4/25/24(13)	1,547,047	1,716,715
Series 1994-79, Class Z, 7.00%, 4/25/24	308,362	341,835
Series 1994-89, Class ZQ, 8.00%, 7/25/24	234,357	265,615
Series 1996-35, Class Z, 7.00%, 7/25/26	72,562	82,313
Series 1998-16, Class H, 7.00%, 4/18/28	260,395	292,108
Series 1998-44, Class ZA, 6.50%, 7/20/28	470,072	524,262
Series 1999-25, Class Z, 6.00%, 6/25/29	480,745	539,268
Series 2000-2, Class ZE, 7.50%, 2/25/30	122,036	141,218

19	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2000-49, Class A, 8.00%, 3/18/27	$360,296	$411,020
Series 2001-31, Class ZA, 6.00%, 7/25/31(13)	3,702,881	4,157,326
Series 2001-74, Class QE, 6.00%, 12/25/31	1,026,267	1,159,660
Series 2009-48, Class WA, 5.829%, 7/25/39(13)(14)	4,524,631	4,985,414
Series 2011-38, Class SA, 10.528%, 5/25/41(15)	4,550,722	5,209,480
Series G48, Class Z, 7.10%, 12/25/21	259,431	279,230
Series G92-60, Class Z, 7.00%, 10/25/22	402,184	434,715
Series G93-1, Class K, 6.675%, 1/25/23	424,866	457,952
Series G93-31, Class PN, 7.00%, 9/25/23	1,348,162	1,476,509
Series G93-41, Class ZQ, 7.00%, 12/25/23	2,607,092	2,856,965
Series G94-7, Class PJ, 7.50%, 5/17/24	454,409	509,629

		$28,437,708

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, 5.241%, 1/25/29(6)	$4,418,808	$4,815,391
Series 2017-C01, Class 1M2, 4.541%, 7/25/29(6)	8,070,072	8,395,567

		$13,210,958

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$103,868	$112,482

		$112,482

Total Collateralized Mortgage Obligations (identified cost $72,943,810)		$76,273,245

Mortgage Pass-Throughs — 4.6%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.856%, with maturity at 2035(16)	$2,533,236	$2,628,057
2.952%, with maturity at 2036(16)	2,755,372	2,911,284
3.034%, with maturity at 2023(16)	59,652	61,386
3.411%, with maturity at 2029(16)	214,980	215,061
4.378%, with maturity at 2030(16)	506,893	541,843
4.50%, with maturity at 2035	372,398	396,158
6.00%, with various maturities to 2035	10,629,705	12,086,749
6.50%, with various maturities to 2036	18,395,526	21,079,508
6.60%, with maturity at 2030	1,044,402	1,220,006
7.00%, with various maturities to 2036(13)	18,869,550	21,903,014
7.31%, with maturity at 2026	68,797	78,528
7.50%, with various maturities to 2035	10,581,623	12,210,192
7.95%, with maturity at 2022	155,844	168,659
8.00%, with various maturities to 2034	4,437,479	5,158,954
8.15%, with maturity at 2021	32,002	33,919

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)
8.30%, with maturity at 2021	$9,834	$10,372
8.47%, with maturity at 2018	1,799	1,816
8.50%, with maturity at 2025	122,781	135,190
9.00%, with various maturities to 2027	466,381	512,584
9.50%, with maturity at 2027	80,767	88,124
10.00%, with various maturities to 2020	61,328	64,169
10.50%, with maturity at 2021	46,966	47,500

		$81,553,073

Federal National Mortgage Association:
1.841%, with maturity at 2022(16)	$631,222	$634,901
1.843%, with maturity at 2027(16)	149,311	150,531
1.846%, with maturity at 2038(16)	546,541	552,223
1.849%, with various maturities to 2033(16)	9,418,387	9,507,672
1.866%, with various maturities to 2035(16)	12,437,245	12,583,997
1.885%, with maturity at 2035(16)	2,492,482	2,515,702
2.016%, with maturity at 2025(13)(16)	695,537	703,389
2.216%, with maturity at 2024(16)	347,182	352,399
2.795%, with maturity at 2028(16)	168,075	174,486
2.873%, with maturity at 2023(16)	41,009	41,502
3.578%, with maturity at 2034(16)	1,451,860	1,536,751
3.724%, with maturity at 2035(16)	4,206,194	4,442,414
3.804%, with maturity at 2035(16)	3,841,839	4,106,734
5.50%, with maturity at 2020	140,157	144,351
6.00%, with various maturities to 2038(13)	57,499,891	65,469,955
6.325%, with maturity at 2032(16)	1,471,224	1,614,811
6.50%, with various maturities to 2038	19,509,293	22,355,153
7.00%, with various maturities to 2035	21,435,717	24,970,349
7.415%, with maturity at 2025(16)	35,567	37,841
7.50%, with various maturities to 2035	18,118,351	21,148,685
8.00%, with various maturities to 2034	2,399,420	2,776,630
8.50%, with various maturities to 2037	4,770,617	5,714,287
9.00%, with various maturities to 2032	821,723	928,142
9.228%, with maturity at 2028(14)	14,824	16,132
9.50%, with various maturities to 2031	430,406	482,024
9.854%, with maturity at 2027(14)	45,453	48,677
10.50%, with maturity at 2029	89,478	103,284
11.50%, with maturity at 2031	146,429	182,392

		$183,295,414

Government National Mortgage Association:
2.25%, with maturity at 2024(16)	$261,752	$265,942
6.50%, with various maturities to 2032	746,543	844,546
7.00%, with various maturities to 2031	1,155,064	1,332,384
7.50%, with various maturities to 2032	2,633,621	2,979,246
7.75%, with maturity at 2019	12,779	13,553
8.00%, with various maturities to 2034	2,598,547	3,055,360

20	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Government National Mortgage Association: (continued)
8.30%, with maturity at 2020	$5,022	$5,286
8.50%, with various maturities to 2021	24,200	25,984
9.00%, with various maturities to 2025	78,681	88,170
9.50%, with various maturities to 2021	51,174	55,750

		$8,666,221

Total Mortgage Pass-Throughs (identified cost $264,061,275)		$273,514,708

U.S. Treasury Obligations — 6.4%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(13)	$1,500,000	$1,842,716
U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/22(13)(17)	370,205,920	373,524,816

Total U.S. Treasury Obligations (identified cost $375,589,279)		$375,367,532

Total Debt Obligations - United States (identified cost $713,103,655)		$725,717,108

Common Stocks — 2.8%

Security	Shares	Value

Cyprus — 0.0%(3)
Bank of Cyprus Holdings PLC, Cyprus Shares(18)	721,649	$2,262,385
Bank of Cyprus Holdings PLC, London Shares(18)	27,615	88,338

Total Cyprus		$2,350,723

Iceland — 1.4%
Eik Fasteignafelag HF(18)	39,264,785	$4,563,310
Eimskipafelag Islands HF	4,034,070	12,337,766
Hagar HF	23,017,633	11,675,062
HB Grandi HF	16,898,611	5,056,941
Marel HF	4,033,656	13,095,670
Reginn HF(18)	22,803,300	6,115,786
Reitir Fasteignafelag HF	13,481,197	13,003,554
Siminn HF	172,120,664	6,802,868
Sjova-Almennar Tryggingar HF	24,775,495	4,429,816
Vatryggingafelag Islands HF	43,772,595	4,469,323

Total Iceland		$81,550,096

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.	38,138,000	$15,810,203

Total Singapore		$15,810,203

Security	Shares	Value

South Korea — 0.7%
AMOREPACIFIC Corp.	2,500	$641,133
AMOREPACIFIC Group	5,800	670,088
Coway Co., Ltd.	5,300	467,345
Hana Financial Group, Inc.	25,900	889,536
Hankook Tire Co., Ltd.	8,900	460,579
Hyundai Mobis Co., Ltd.	6,200	1,209,127
Hyundai Motor Co.	17,100	2,162,755
Hyundai Steel Co.	8,300	399,787
Industrial Bank of Korea	39,800	436,470
Kangwon Land, Inc.	19,800	628,989
KB Financial Group, Inc.	38,900	1,709,943
Kia Motors Corp.	20,100	615,281
Korea Electric Power Corp.	26,200	1,044,339
Korea Zinc Co., Ltd.	1,700	635,439
KT&G Corp.	15,100	1,346,598
LG Chem, Ltd.	4,100	986,165
LG Corp.	10,500	623,715
LG Display Co., Ltd.	24,000	618,435
LG Electronics, Inc.	10,400	631,318
LG Household & Health Care, Ltd.	900	684,409
Lotte Chemical Corp.	2,000	600,390
Lotte Shopping Co., Ltd.	2,200	507,348
Naver Corp.	5,600	3,935,813
POSCO	5,100	1,204,023
S-Oil Corp.	7,400	647,402
Samsung Biologics Co., Ltd.(18)	4,000	614,360
Samsung C&T Corp.	9,500	1,029,414
Samsung Electronics Co., Ltd.	3,500	6,861,496
Samsung Fire & Marine Insurance Co., Ltd.	2,800	659,209
Samsung Life Insurance Co., Ltd.	11,300	1,086,376
Samsung SDI Co., Ltd.	5,200	627,761
Samsung SDS Co., Ltd.	5,500	664,133
Shinhan Financial Group Co., Ltd.	30,800	1,285,943
SK Holdings Co., Ltd.	3,000	639,006
SK Hynix, Inc.	52,100	2,468,152
SK Innovation Co., Ltd.	4,500	675,112
SK Telecom Co., Ltd.	4,800	1,013,211
Woori Bank	55,800	731,700

Total South Korea		$42,112,300

Vietnam — 0.4%
Bank for Foreign Trade of Vietnam JSC	846,990	$1,306,114
Bank for Investment and Development of Vietnam JSC	468,816	342,139
Bao Viet Holdings	156,900	395,617
Binh Minh Plastics JSC	142,000	1,166,309

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Vietnam (continued)
Coteccons Construction JSC	133,000	$1,192,998
Danang Rubber JSC	68,640	85,076
Domesco Medical Import Export JSC	192,080	769,476
FPT Corp.	26,460	54,037
HA TIEN 1 Cement JSC(18)	219,600	213,082
Hoa Phat Group JSC	725,535	937,424
Hoa Sen Group	80,730	171,448
KIDO Group Corp.	373,100	649,520
Kinh Bac City Development Share Holding Corp.(18)	513,300	335,070
Masan Group Corp.	954,000	1,863,592
PetroVietnam Drilling & Well Services JSC(18)	260,463	202,334
PetroVietnam Fertilizer & Chemical JSC	385,500	398,131
PetroVietnam Gas JSC	165,200	403,070
PetroVietnam Nhon Trach 2 Power JSC	878,000	1,158,385
PetroVietnam Technical Services Corp.	628,300	474,723
Pha Lai Thermal Power JSC	219,100	168,445
Saigon - Hanoi Commercial Joint Stock Bank(18)	891,443	294,002
Saigon Securities, Inc.	668,470	644,007
Saigon Thuong Tin Commercial JSB(18)	1,482,405	752,782
Tan Tao Investment & Industry JSC(18)	1,064,400	151,596
Vietjet Aviation JSC(18)	238,000	1,336,320
Vietnam Construction and Import-Export JSC	311,100	214,920
Vietnam Dairy Products JSC	455,640	2,966,793
Vietnam Joint Stock Commercial Bank for Industry and Trade	148,700	113,525
Vingroup JSC(18)	2,105,376	3,790,902

Total Vietnam		$22,551,837

Total Common Stocks (identified cost $145,840,473)		$164,375,159

Currency Options Purchased — 0.2%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Call SEK/Put EUR	BNP Paribas	EUR 37,365	SEK 9.55	5/2/17	$7,937
Call SEK/Put EUR	BNP Paribas	EUR 37,365	SEK 9.49	5/16/17	28,898
Call SEK/Put EUR	Citibank, N.A.	EUR 37,667	SEK 9.45	5/23/17	25,357
Call SEK/Put EUR	Citibank, N.A.	EUR 18,835	SEK 9.45	5/23/17	12,680
Call SEK/Put EUR	Goldman Sachs International	EUR 74,729	SEK 9.44	5/1/17	1,384

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Call SEK/Put EUR	Goldman Sachs International	EUR 37,365	SEK 9.50	5/17/17	$34,393
Put CNH/Call USD	BNP Paribas	USD 47,375	CNH 7.02	7/14/17	132,555
Put CNH/Call USD	BNP Paribas	USD 86,400	CNH 7.12	3/8/18	1,236,557
Put CNH/Call USD	Deutsche Bank AG	USD 49,725	CNH 7.15	3/12/18	656,768
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD 112,820	CNH 7.02	7/14/17	300,214
Put CNH/Call USD	Nomura International PLC	USD 143,600	CNH 7.28	8/1/17	71,656
Put CNH/Call USD	Standard Chartered Bank	USD 36,347	CNH 6.47	6/15/17	2,416,312
Put CNH/Call USD	Standard Chartered Bank	USD 33,880	CNH 6.47	6/15/17	2,262,032
Put CNH/Call USD	Standard Chartered Bank	USD 97,765	CNH 7.12	3/8/18	1,405,958
Put EUR/Call USD	BNP Paribas	USD 130,215	USD 0.88	2/28/22	1,215,557
Put EUR/Call USD	Goldman Sachs International	USD 130,110	USD 0.87	2/24/22	1,072,627

Total Currency Options Purchased (identified cost $19,243,324)					$10,880,885

Call Options Purchased — 0.2%

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

FTSE 100 Index	Goldman Sachs International	1,986	GBP 6,275.00	2/15/22	$2,525,531
Nikkei 225 Index	Goldman Sachs International	605	JPY 21,000.00	3/12/21	8,617,832

Total Call Options Purchased (identified cost $9,332,873)					$11,143,363

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Put Options Purchased — 0.0%(3)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

E-mini S&P 500 Index Futures 6/2017	Exchange- Traded	489	USD 2,360.00	6/16/17	$599,025
E-mini S&P 500 Index Futures 6/2017	Exchange- Traded	660	USD 2,260.00	6/16/17	280,500

Total Put Options Purchased (identified cost $3,780,646)					$879,525

Interest Rate Swaptions Purchased — 0.0%(3)

Description	Counterparty	Expiration Date	Notional Amount	Value

Option to receive 3-month USD- LIBOR-BBA Rate and pay 3.20%	Deutsche Bank AG	10/18/17	USD 272,570,000	$1,329,825

Total Interest Rate Swaptions Purchased (identified cost $1,608,163)				$1,329,825

Short-Term Investments — 24.6%

Foreign Government Securities — 6.4%

Security		Principal Amount (000’s omitted)	Value

Czech Republic — 2.4%
Czech Republic Ministry of Finance Bill, 0.00%, 8/25/17	CZK	3,466,000	$140,779,357

Total Czech Republic			$140,779,357

Egypt — 0.4%
Egypt Treasury Bill, 0.00%, 5/9/17	EGP	107,750	$5,959,465
Egypt Treasury Bill, 0.00%, 7/11/17	EGP	31,925	1,711,544
Egypt Treasury Bill, 0.00%, 8/1/17	EGP	168,350	8,944,627
Egypt Treasury Bill, 0.00%, 10/3/17	EGP	43,550	2,245,793
Egypt Treasury Bill, 0.00%, 10/10/17	EGP	43,500	2,235,473
Egypt Treasury Bill, 0.00%, 10/17/17	EGP	44,650	2,268,925

Total Egypt			$23,365,827

El Salvador — 0.5%
Republic of El Salvador, 0.00%, 8/9/17(1)	USD	27,000	$26,553,895

Total El Salvador			$26,553,895

Security		Principal Amount (000’s omitted)	Value

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	3,767	$1,531,759
Georgia Treasury Bill, 0.00%, 7/13/17	GEL	6,990	2,820,158
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	450	174,543

Total Georgia			$4,526,460

Kazakhstan — 3.0%
National Bank of Kazakhstan Note, 0.00%, 5/3/17	KZT	2,745,690	$8,714,283
National Bank of Kazakhstan Note, 0.00%, 5/10/17	KZT	6,079,500	19,257,466
National Bank of Kazakhstan Note, 0.00%, 5/19/17	KZT	13,686,460	43,244,577
National Bank of Kazakhstan Note, 0.00%, 6/23/17	KZT	9,573,290	29,959,300
National Bank of Kazakhstan Note, 0.00%, 6/30/17	KZT	12,950	40,450
National Bank of Kazakhstan Note, 0.00%, 8/25/17	KZT	17,767,600	54,679,833
National Bank of Kazakhstan Note, 0.00%, 9/29/17	KZT	2,069,750	6,312,627
National Bank of Kazakhstan Note, 0.00%, 3/9/18	KZT	5,236,840	15,364,238

Total Kazakhstan			$177,572,774

Nigeria — 0.0%(3)
Nigeria OMO Bill, 0.00%, 7/27/17	NGN	412,300	$1,040,318

Total Nigeria			$1,040,318

Total Foreign Government Securities (identified cost $372,955,553)			$373,838,631

U.S. Treasury Obligations — 1.5%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/18/17(13)		$60,000	$59,981,100
U.S. Treasury Bill, 0.00%, 5/25/17(13)		29,000	28,987,240

Total U.S. Treasury Obligations (identified cost $88,908,580)			$88,968,340

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Repurchase Agreements — 0.5%

Description		Principal Amount (000’s omitted)	Value

JPMorgan Chase Bank, N.A.:
Dated 4/12/17 with a maturity date of 5/18/17, an interest rate of 0.75% payable by the Portfolio and repurchase proceeds of EUR 17,638,235, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $18,677,049.	EUR	17,649	$19,225,340
Dated 4/24/17 with a maturity date of 7/26/17, an interest rate of 0.68% payable by the Portfolio and repurchase proceeds of EUR 7,550,495, collateralized by EUR 7,826,000 Italy Treasury Bond 1.25%, due 12/1/26 and a market value, including accrued interest, of $7,948,922.	EUR	7,563	8,238,913

Total Repurchase Agreements (identified cost $27,034,886)			$27,464,253

Other — 16.2%

Description		Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(19)		952,360,133	$952,645,841

Total Other (identified cost $952,597,915)			$952,645,841

Total Short-Term Investments (identified cost $1,441,496,934)			$1,442,917,065

Total Investments — 98.3% (identified cost $5,697,820,970)			$5,776,859,869

Less Unfunded Loan Commitments — (0.1)%			$(7,320,157)

Net Investments — 98.2% (identified cost $5,690,500,813)			$5,769,539,712

Currency Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Put CNH/Call USD	Morgan Stanley & Co. International PLC	USD	36,347	CNH	6.47	6/15/17	$(2,416,312)
Put CNH/Call USD	Standard Chartered Bank	USD	33,880	CNH	6.47	6/15/17	(2,262,032)

Total Currency Options Written (premiums received $4,986,197)							$(4,678,344)

Securities Sold Short — (0.4)%

Foreign Government Bonds — (0.4)%

Security		Principal Amount (000’s omitted)	Value

Italy — (0.1)%
Italy Treasury Bond, 1.25%, 12/1/26	EUR	(7,826)	$(7,904,838)

Total Italy			$(7,904,838)

Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(18,110,762)

Total Spain			$(18,110,762)

Total Foreign Government Bonds (proceeds $27,961,361)			$(26,015,600)

Total Securities Sold Short (proceeds $27,961,361)			$(26,015,600)

Other Assets, Less Liabilities — 2.3%			$136,210,620

Net Assets — 100.0%			$5,875,056,388

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2017, the aggregate value of these securities is $1,848,473,908 or 31.5% of the Portfolio’s net assets.

24	See Notes to Consolidated Financial Statements.

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April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $169,942,992 or 2.9% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(8)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at April 30, 2017.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(10)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(11)	Variable interest rate that updates semiannually based on changes to the Euro Interbank Offered Rate (Euribor). The stated interest rate represents a weighted average rate at April 30, 2017.

(12)	Unfunded or partially unfunded loan commitments. See Note 1F for description.

(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(14)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2017.

(15)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2017.

(16)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2017.

(17)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(18)	Non-income producing security.

(19)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	27,992,784	RON	126,727,000	UBS AG	5/2/17	$83,038	$—
RON	53,917,000	EUR	11,906,150	Bank of America, N.A.	5/2/17	—	(31,407)
RON	72,810,000	EUR	16,085,276	BNP Paribas	5/2/17	—	(50,151)
EUR	26,427,239	RON	119,858,100	BNP Paribas	5/3/17	25,956	—
RON	77,507,100	EUR	16,984,879	BNP Paribas	5/3/17	97,030	—
RON	42,351,000	EUR	9,316,102	BNP Paribas	5/3/17	14,546	—
RUB	523,440,000	USD	9,191,220	Bank of America, N.A.	5/3/17	3,431	—
RUB	184,426,000	USD	3,238,385	Bank of America, N.A.	5/3/17	1,209	—
RUB	356,716,000	USD	6,262,570	Goldman Sachs International	5/3/17	3,438	—
RUB	125,683,000	USD	2,206,513	Goldman Sachs International	5/3/17	1,211	—
RUB	1,919,316,000	USD	33,701,773	HSBC Bank USA, N.A.	5/3/17	12,580	—
RUB	676,240,000	USD	11,874,276	HSBC Bank USA, N.A.	5/3/17	4,432	—
RUB	679,487,000	USD	12,105,594	HSBC Bank USA, N.A.	5/3/17	—	(169,850)
RUB	1,928,528,000	USD	34,358,240	HSBC Bank USA, N.A.	5/3/17	—	(482,070)
RUB	695,484,000	USD	12,434,901	Societe Generale	5/3/17	—	(218,156)
RUB	1,973,933,000	USD	35,292,920	Societe Generale	5/3/17	—	(619,174)
USD	24,089,154	RUB	1,367,430,000	Bank of America, N.A.	5/3/17	69,129	—
USD	18,992,484	RUB	1,157,364,000	Bank of America, N.A.	5/3/17	—	(1,337,560)
USD	20,137,074	RUB	1,227,113,000	Bank of America, N.A.	5/3/17	—	(1,418,169)
USD	70,849,979	RUB	4,317,456,000	Bank of America, N.A.	5/3/17	—	(4,989,663)
USD	17,522,743	RUB	993,890,000	Citibank, N.A.	5/3/17	64,254	—
COP	23,782,157,000	USD	8,253,395	BNP Paribas	5/5/17	—	(173,021)
COP	62,774,981,270	USD	21,802,925	Standard Chartered Bank	5/5/17	—	(474,105)
COP	71,201,603,730	USD	24,714,198	UBS AG	5/5/17	—	(522,296)
AUD	17,552,000	USD	13,314,596	Goldman Sachs International	5/8/17	—	(173,162)
COP	90,061,700,000	USD	30,156,270	Standard Chartered Bank	5/8/17	424,953	—

25	See Notes to Consolidated Financial Statements.

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April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	16,082,078	RON	72,810,000	BNP Paribas	5/8/17	$48,971	$—
PHP	872,505,000	USD	17,444,867	Citibank, N.A.	5/8/17	—	(1,057)
PHP	623,380,000	USD	12,482,579	Goldman Sachs International	5/8/17	—	(19,473)
PHP	639,835,000	USD	12,796,700	Standard Chartered Bank	5/8/17	—	(4,613)
PHP	692,645,000	USD	13,858,443	UBS AG	5/8/17	—	(10,537)
RON	124,678,000	EUR	27,465,139	BNP Paribas	5/8/17	—	(3,879)
TRY	216,270,000	USD	56,459,992	BNP Paribas	5/8/17	4,323,693	—
USD	59,252,947	AUD	78,110,347	Goldman Sachs International	5/8/17	770,611	—
USD	6,953,583	AUD	9,100,000	Goldman Sachs International	5/8/17	140,283	—
USD	6,394,445	AUD	8,452,000	Goldman Sachs International	5/8/17	66,312	—
USD	27,676,139	CLP	17,775,000,000	Standard Chartered Bank	5/8/17	1,049,689	—
USD	110,811,015	EUR	102,247,293	Standard Chartered Bank	5/8/17	—	(593,950)
USD	12,982,308	PHP	645,740,000	Deutsche Bank AG	5/8/17	72,163	—
USD	8,639,474	PHP	430,505,000	Deutsche Bank AG	5/8/17	32,478	—
USD	13,207,420	PHP	656,805,000	Goldman Sachs International	5/8/17	76,055	—
USD	13,356,504	PHP	664,820,000	Morgan Stanley & Co. International PLC	5/8/17	64,897	—
USD	8,640,140	PHP	430,495,000	Morgan Stanley & Co. International PLC	5/8/17	33,344	—
USD	55,966,300	ZAR	762,927,000	BNP Paribas	5/8/17	—	(1,073,144)
COP	65,478,220,000	USD	21,749,949	The Bank of Nova Scotia	5/10/17	474,687	—
RON	119,858,100	EUR	26,422,870	BNP Paribas	5/10/17	—	(26,487)
RUB	2,415,190,000	USD	41,043,249	Credit Suisse International	5/10/17	1,317,832	—
RUB	613,898,000	USD	10,420,947	JPMorgan Chase Bank, N.A.	5/10/17	346,480	—
TRY	208,414,501	USD	55,085,107	UBS AG	5/10/17	3,457,292	—
USD	80,103,618	RUB	4,530,180,000	Credit Suisse International	5/10/17	646,796	—
USD	7,186,291	EUR	6,727,036	Standard Chartered Bank	5/15/17	—	(145,701)
EUR	20,846,482	SEK	198,840,000	Goldman Sachs International	5/17/17	258,283	—
EUR	10,834,677	USD	11,559,084	Deutsche Bank AG	5/17/17	251,070	—
RON	33,430,000	EUR	7,386,376	BNP Paribas	5/17/17	—	(27,009)
RON	31,399,000	EUR	6,949,757	BNP Paribas	5/17/17	—	(38,591)
RON	38,910,000	EUR	8,565,768	JPMorgan Chase Bank, N.A.	5/17/17	2,810	—
RON	8,089,000	EUR	1,789,087	JPMorgan Chase Bank, N.A.	5/17/17	—	(8,517)
RSD	1,938,651,875	USD	16,767,444	Citibank, N.A.	5/17/17	379,637	—
RSD	778,258,000	USD	6,795,233	Deutsche Bank AG	5/17/17	88,341	—
SEK	198,840,000	EUR	21,017,472	Goldman Sachs International	5/17/17	—	(444,668)
USD	11,568,239	EUR	10,834,677	Deutsche Bank AG	5/17/17	—	(241,915)
USD	4,273,692	RSD	483,611,000	Deutsche Bank AG	5/17/17	—	(3,774)
ARS	453,360,100	USD	29,173,752	BNP Paribas	5/18/17	67,569	—
ARS	98,759,400	USD	6,338,858	Citibank, N.A.	5/18/17	31,035	—
CNH	145,594,000	USD	21,363,756	Standard Chartered Bank	5/18/17	—	(287,085)
COP	14,721,989,000	USD	5,097,289	Standard Chartered Bank	5/18/17	—	(105,977)
COP	15,881,847,000	USD	5,498,874	Standard Chartered Bank	5/18/17	—	(114,326)
USD	21,740,182	CNH	145,594,000	Standard Chartered Bank	5/18/17	663,510	—
USD	52,922,069	EUR	49,885,066	Standard Chartered Bank	5/19/17	—	(1,459,469)
ARS	176,107,000	USD	11,076,957	BNP Paribas	5/22/17	260,514	—

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ARS	117,235,500	USD	7,359,416	Citibank, N.A.	5/22/17	$188,007	$—
ARS	45,201,200	USD	2,913,387	Deutsche Bank AG	5/22/17	—	(3,410)
EGP	20,130,000	USD	1,182,032	Citibank, N.A.	5/22/17	—	(71,560)
MXN	1,172,910,000	USD	59,234,887	Standard Chartered Bank	5/22/17	2,867,760	—
USD	18,424,193	AUD	23,916,031	Goldman Sachs International	5/22/17	522,405	—
USD	11,946,907	EUR	11,159,577	Deutsche Bank AG	5/22/17	—	(220,294)
USD	56,668,988	MXN	1,172,910,000	Standard Chartered Bank	5/22/17	—	(5,433,659)
USD	26,605,178	NZD	37,908,294	Goldman Sachs International	5/22/17	590,723	—
CZK	1,120,719,500	EUR	41,667,082	JPMorgan Chase Bank, N.A.	5/24/17	89,880	—
EUR	41,943,095	CZK	1,120,719,500	Societe Generale	5/24/17	211,084	—
JPY	1,259,277,234	USD	11,362,139	Standard Chartered Bank	5/25/17	—	(56,071)
USD	53,526,161	EUR	50,716,469	Deutsche Bank AG	5/25/17	—	(1,777,518)
USD	129,636,595	JPY	14,597,015,760	Standard Chartered Bank	5/25/17	—	(1,418,627)
COP	83,369,890,000	USD	28,887,696	BNP Paribas	5/26/17	—	(653,956)
USD	635,919	EUR	594,528	Goldman Sachs International	5/26/17	—	(12,414)
USD	2,282,715	EUR	2,138,425	Goldman Sachs International	5/26/17	—	(49,237)
USD	4,536,692	EUR	4,277,779	Goldman Sachs International	5/26/17	—	(128,227)
USD	135,332,325	EUR	127,608,803	Goldman Sachs International	5/26/17	—	(3,825,083)
CZK	719,963,000	EUR	26,769,400	Societe Generale	5/30/17	57,612	—
EUR	27,025,638	CZK	719,963,000	Societe Generale	5/30/17	221,870	—
EUR	31,043,919	SEK	296,100,000	Deutsche Bank AG	5/30/17	384,689	—
RSD	2,130,174,000	EUR	17,048,211	Citibank, N.A.	5/30/17	233,278	—
SEK	296,100,000	EUR	31,198,240	Deutsche Bank AG	5/30/17	—	(553,008)
CZK	39,490,000	EUR	1,469,559	Goldman Sachs International	5/31/17	1,808	—
EUR	1,481,979	CZK	39,490,000	JPMorgan Chase Bank, N.A.	5/31/17	11,739	—
KRW	20,766,600,000	USD	18,305,757	BNP Paribas	5/31/17	—	(48,377)
RON	71,342,616	EUR	15,752,747	BNP Paribas	5/31/17	—	(52,379)
RON	46,850,000	EUR	10,348,560	JPMorgan Chase Bank, N.A.	5/31/17	—	(38,634)
USD	33,246,718	NZD	47,853,874	BNP Paribas	5/31/17	414,852	—
USD	7,938,129	NZD	11,275,191	BNP Paribas	5/31/17	202,380	—
USD	1,603,769	NZD	2,233,381	Deutsche Bank AG	5/31/17	71,477	—
USD	1,433,164	NZD	2,020,163	Deutsche Bank AG	5/31/17	47,159	—
USD	1,996,860	NZD	2,854,961	Deutsche Bank AG	5/31/17	38,111	—
USD	2,149,245	NZD	3,128,040	Deutsche Bank AG	5/31/17	3,141	—
USD	9,716,101	NZD	14,012,038	Goldman Sachs International	5/31/17	102,640	—
USD	2,285,733	NZD	3,253,296	Goldman Sachs International	5/31/17	53,693	—
USD	865,678	NZD	1,207,564	Goldman Sachs International	5/31/17	37,186	—
USD	2,330,477	NZD	3,374,065	JPMorgan Chase Bank, N.A.	5/31/17	15,579	—
USD	5,233,219	NZD	7,493,193	Standard Chartered Bank	5/31/17	92,245	—
USD	3,003,852	NZD	4,298,304	Standard Chartered Bank	5/31/17	54,846	—
USD	17,562,100	OMR	6,858,000	Deutsche Bank AG	5/31/17	—	(247,456)
RON	71,892,200	EUR	15,873,046	Deutsche Bank AG	6/2/17	—	(52,518)
USD	123,483,378	EUR	116,597,150	Standard Chartered Bank	6/2/17	—	(3,708,228)
OMR	10,125,000	USD	26,247,570	Standard Chartered Bank	6/5/17	45,206	—
OMR	10,125,000	USD	26,250,972	Standard Chartered Bank	6/5/17	41,803	—
OMR	9,138,750	USD	23,723,457	Standard Chartered Bank	6/5/17	8,207	—

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	25,000,000	OMR	9,788,750	Standard Chartered Bank	6/5/17	$—	$(419,595)
USD	50,000,000	OMR	19,600,000	Standard Chartered Bank	6/5/17	—	(897,619)
GBP	10,823,000	USD	13,211,961	Goldman Sachs International	6/6/17	818,871	—
IDR	223,893,000,000	USD	16,583,438	Citibank, N.A.	6/6/17	161,300	—
RON	123,444,100	EUR	27,220,909	Deutsche Bank AG	6/6/17	—	(56,055)
SGD	48,927,000	USD	35,007,871	Goldman Sachs International	6/6/17	23,669	—
USD	5,561,835	GBP	4,463,000	Goldman Sachs International	6/6/17	—	(223,954)
USD	7,950,922	GBP	6,360,000	Goldman Sachs International	6/6/17	—	(294,120)
USD	8,703,800	IDR	116,587,400,000	BNP Paribas	6/6/17	—	(15,658)
USD	8,001,909	IDR	107,305,600,000	UBS AG	6/6/17	—	(23,372)
USD	92,002,548	NZD	130,731,863	JPMorgan Chase Bank, N.A.	6/6/17	2,322,557	—
USD	6,814,831	SGD	9,613,000	Goldman Sachs International	6/6/17	—	(68,040)
USD	34,685,240	SGD	48,927,000	Goldman Sachs International	6/6/17	—	(346,299)
USD	8,275,517	SGD	11,570,000	Standard Chartered Bank	6/6/17	—	(8,558)
KES	471,832,000	USD	4,434,511	Citibank, N.A.	6/7/17	111,733	—
KES	101,881,000	USD	957,528	Citibank, N.A.	6/7/17	24,126	—
KES	48,141,000	USD	453,092	Citibank, N.A.	6/7/17	10,761	—
USD	110,452	EUR	102,980	Standard Chartered Bank	6/8/17	—	(1,920)
USD	212,106	EUR	198,000	Standard Chartered Bank	6/8/17	—	(3,952)
USD	286,471	EUR	268,000	Standard Chartered Bank	6/8/17	—	(5,971)
USD	305,505	EUR	286,000	Standard Chartered Bank	6/8/17	—	(6,578)
USD	487,496	EUR	454,000	Standard Chartered Bank	6/8/17	—	(7,909)
USD	768,339	EUR	721,235	Standard Chartered Bank	6/8/17	—	(18,673)
EUR	11,892,625	RON	53,917,000	Bank of America, N.A.	6/9/17	29,109	—
JPY	3,449,082,000	USD	30,126,934	Standard Chartered Bank	6/9/17	858,219	—
RON	76,949,370	EUR	16,968,449	Bank of America, N.A.	6/9/17	—	(36,642)
RUB	1,426,082,000	USD	24,063,818	BNP Paribas	6/9/17	786,005	—
RUB	2,436,330,000	USD	41,043,295	Credit Suisse International	6/9/17	1,410,343	—
USD	32,483,763	EUR	30,128,330	Goldman Sachs International	6/9/17	—	(394,103)
USD	10,445,611	EUR	9,782,000	Standard Chartered Bank	6/9/17	—	(229,102)
USD	96,428,825	EUR	89,938,000	Standard Chartered Bank	6/9/17	—	(1,716,989)
USD	14,096,899	JPY	1,563,910,000	Standard Chartered Bank	6/9/17	47,367	—
USD	16,981,130	JPY	1,885,172,000	Standard Chartered Bank	6/9/17	45,510	—
USD	62,356,194	RUB	3,653,636,462	Citibank, N.A.	6/9/17	—	(1,309,303)
USD	82,609,254	RUB	4,880,306,885	Deutsche Bank AG	6/9/17	—	(2,431,272)
USD	34,992,608	RUB	1,973,933,000	Societe Generale	6/9/17	596,349	—
USD	12,329,091	RUB	695,484,000	Societe Generale	6/9/17	210,114	—
UGX	5,838,274,000	USD	1,516,041	Barclays Bank PLC	6/12/17	59,151	—
CNH	28,301,029	USD	4,069,748	BNP Paribas	6/13/17	17,739	—
CNH	207,000,000	USD	30,636,257	BNP Paribas	6/13/17	—	(739,472)
CNH	215,829,371	USD	31,007,740	Goldman Sachs International	6/13/17	164,262	—
SGD	52,242,843	USD	37,388,423	Standard Chartered Bank	6/13/17	19,926	—
SGD	5,893,456	USD	4,219,558	Standard Chartered Bank	6/13/17	436	—
USD	37,097,992	CNH	250,660,000	BNP Paribas	6/13/17	895,440	—
USD	15,154,536	CNH	101,720,400	Citibank, N.A.	6/13/17	463,170	—
USD	14,713,113	CNH	98,750,000	Goldman Sachs International	6/13/17	450,758	—

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	41,007,477	SGD	58,136,300	Standard Chartered Bank	6/13/17	$—	$(620,866)
UGX	11,896,900,000	USD	3,120,089	Citibank, N.A.	6/15/17	86,200	—
USD	57,333,294	JPY	6,264,780,360	Goldman Sachs International	6/15/17	1,038,343	—
USD	70,197,306	EUR	64,729,000	Goldman Sachs International	6/16/17	—	(466,243)
KES	574,658,000	USD	5,296,387	Citibank, N.A.	6/19/17	227,843	—
USD	6,851,526	THB	244,668,000	BNP Paribas	6/19/17	—	(219,650)
PHP	517,900,000	USD	10,261,542	Australia and New Zealand Banking Group Limited	6/20/17	19,024	—
PHP	467,310,000	USD	9,239,027	UBS AG	6/20/17	37,302	—
PHP	467,310,000	USD	9,246,340	UBS AG	6/20/17	29,990	—
USD	11,606,777	PHP	577,205,000	Citibank, N.A.	6/20/17	148,978	—
USD	7,183,260	PHP	357,870,000	Citibank, N.A.	6/20/17	79,367	—
USD	10,405,087	PHP	517,445,000	Goldman Sachs International	6/20/17	133,554	—
EUR	5,526,000	USD	5,929,287	JPMorgan Chase Bank, N.A.	6/22/17	105,354	—
EUR	5,531,400	USD	6,023,197	JPMorgan Chase Bank, N.A.	6/22/17	17,342	—
THB	404,270,000	USD	11,755,452	Morgan Stanley & Co. International PLC	6/22/17	—	(71,855)
THB	365,300,000	USD	10,626,909	Standard Chartered Bank	6/22/17	—	(69,563)
THB	242,600,000	USD	7,050,276	UBS AG	6/22/17	—	(39,019)
USD	173,192,370	EUR	161,100,190	JPMorgan Chase Bank, N.A.	6/22/17	—	(2,736,310)
USD	37,105,897	PHP	1,850,100,000	Deutsche Bank AG	6/22/17	386,505	—
USD	11,550,571	THB	404,270,000	Morgan Stanley & Co. International PLC	6/22/17	—	(133,026)
USD	10,513,743	THB	365,300,000	Standard Chartered Bank	6/22/17	—	(43,603)
USD	6,931,429	THB	242,600,000	UBS AG	6/22/17	—	(79,828)
USD	10,075,649	EUR	9,360,506	Goldman Sachs International	6/23/17	—	(147,012)
USD	18,702,450	EUR	17,375,000	Goldman Sachs International	6/23/17	—	(272,884)
USD	33,942,201	RUB	1,928,528,000	HSBC Bank USA, N.A.	6/26/17	475,099	—
USD	11,959,009	RUB	679,487,000	HSBC Bank USA, N.A.	6/26/17	167,394	—
USD	11,728,264	RUB	676,240,000	HSBC Bank USA, N.A.	6/26/17	—	(7,004)
USD	33,287,362	RUB	1,919,316,000	HSBC Bank USA, N.A.	6/26/17	—	(19,879)
ARS	208,878,000	USD	13,153,526	BNP Paribas	6/27/17	60,029	—
CZK	1,268,349,846	EUR	47,372,445	JPMorgan Chase Bank, N.A.	6/27/17	—	(94,465)
USD	25,362,385	EUR	23,562,231	JPMorgan Chase Bank, N.A.	6/27/17	—	(375,750)
USD	1,494,734	EUR	1,362,938	Standard Chartered Bank	6/28/17	5,850	—
USD	3,726,209	EUR	3,416,221	Standard Chartered Bank	6/28/17	—	(5,697)
USD	86,711,170	EUR	80,525,970	Standard Chartered Bank	6/28/17	—	(1,256,006)
USD	58,451,991	JPY	6,321,144,480	Standard Chartered Bank	6/29/17	1,615,900	—
CZK	107,270,000	EUR	3,995,158	JPMorgan Chase Bank, N.A.	6/30/17	4,782	—
CZK	287,970,000	EUR	10,725,140	Societe Generale	6/30/17	12,838	—
EUR	14,853,063	CZK	395,240,000	Societe Generale	6/30/17	127,430	—
SGD	48,672,000	USD	34,859,711	Goldman Sachs International	6/30/17	—	(2,193)
USD	27,399,109	EUR	25,145,794	JPMorgan Chase Bank, N.A.	6/30/17	—	(73,385)
USD	72,343,958	EUR	66,394,359	JPMorgan Chase Bank, N.A.	6/30/17	—	(193,764)
USD	17,566,772	SGD	24,467,000	Goldman Sachs International	6/30/17	44,195	—
USD	17,374,296	SGD	24,205,000	Goldman Sachs International	6/30/17	39,355	—
KES	574,657,000	USD	5,281,774	Citibank, N.A.	7/3/17	227,617	—

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,898,504	EUR	2,686,200	JPMorgan Chase Bank, N.A.	7/3/17	$—	$(36,733)
USD	2,175,915	RUB	125,683,000	Goldman Sachs International	7/3/17	—	(1,470)
USD	6,175,724	RUB	356,716,000	Goldman Sachs International	7/3/17	—	(4,173)
EUR	24,870,000	USD	27,125,460	JPMorgan Chase Bank, N.A.	7/5/17	53,002	—
EUR	118,334,000	USD	129,914,165	JPMorgan Chase Bank, N.A.	7/5/17	—	(596,268)
USD	1,578,879	EUR	1,480,000	JPMorgan Chase Bank, N.A.	7/5/17	—	(38,496)
USD	40,665,323	EUR	37,950,000	JPMorgan Chase Bank, N.A.	7/5/17	—	(807,240)
USD	44,339,141	EUR	41,416,000	JPMorgan Chase Bank, N.A.	7/5/17	—	(921,139)
USD	44,767,425	EUR	41,880,400	JPMorgan Chase Bank, N.A.	7/5/17	—	(1,000,361)
USD	55,336,985	EUR	51,642,000	JPMorgan Chase Bank, N.A.	7/5/17	—	(1,098,485)
USD	44,569,013	EUR	41,789,000	JPMorgan Chase Bank, N.A.	7/5/17	—	(1,098,890)
USD	57,366,459	EUR	53,782,400	JPMorgan Chase Bank, N.A.	7/5/17	—	(1,408,085)
USD	35,709,229	RUB	2,044,710,481	Goldman Sachs International	7/5/17	300,351	—
USD	22,196,257	ZAR	302,990,000	Deutsche Bank AG	7/5/17	—	(234,024)
USD	14,017,728	ZAR	192,533,500	Deutsche Bank AG	7/5/17	—	(235,483)
USD	18,758,517	ZAR	255,226,500	Standard Chartered Bank	7/5/17	—	(135,843)
UGX	11,965,500,000	USD	3,120,078	Citibank, N.A.	7/6/17	79,781	—
COP	43,267,576,000	USD	14,943,557	Standard Chartered Bank	7/7/17	—	(376,788)
COP	40,485,646,000	USD	13,978,643	UBS AG	7/7/17	—	(348,458)
UGX	4,540,919,000	USD	1,182,531	Barclays Bank PLC	7/11/17	29,501	—
IDR	85,943,490,000	USD	6,171,884	Bank of America, N.A.	7/13/17	229,173	—
IDR	146,746,510,000	USD	10,542,134	Standard Chartered Bank	7/13/17	387,523	—
USD	1,067,010	IDR	14,484,663,625	Bank of America, N.A.	7/13/17	—	(11,805)
USD	1,851,778	IDR	25,119,364,479	BNP Paribas	7/13/17	—	(19,109)
USD	5,520,672	IDR	75,439,988,277	BNP Paribas	7/13/17	—	(98,086)
USD	4,206,579	IDR	57,062,250,619	Citibank, N.A.	7/13/17	—	(43,408)
USD	2,803,766	IDR	38,044,299,104	Standard Chartered Bank	7/13/17	—	(29,768)
USD	1,648,825	IDR	22,539,433,896	Standard Chartered Bank	7/13/17	—	(29,909)
USD	5,730,838	KRW	6,430,000,000	Barclays Bank PLC	7/14/17	75,182	—
USD	14,603,035	KRW	16,554,000,000	Citibank, N.A.	7/14/17	42,579	—
USD	7,954,746	KRW	9,000,000,000	Citibank, N.A.	7/14/17	38,587	—
USD	4,308,133	KRW	4,812,615,000	Goldman Sachs International	7/14/17	75,085	—
USD	9,630,336	KRW	10,752,270,000	JPMorgan Chase Bank, N.A.	7/14/17	172,927	—
SEK	265,010,000	EUR	27,706,800	Goldman Sachs International	7/18/17	—	(257,957)
KRW	27,312,000,000	USD	24,343,331	BNP Paribas	7/21/17	—	(318,208)
KRW	36,682,905,000	USD	32,424,011	Bank of America, N.A.	7/25/17	—	(154,027)
KRW	34,375,495,000	USD	30,314,557	BNP Paribas	7/25/17	—	(74,403)
THB	443,331,000	USD	12,765,073	Deutsche Bank AG	7/25/17	45,271	—
USD	20,138,138	THB	708,459,707	Deutsche Bank AG	7/25/17	—	(333,277)
USD	5,883,761	THB	202,725,000	Goldman Sachs International	7/25/17	25,888	—
USD	6,959,965	THB	240,606,000	Goldman Sachs International	7/25/17	7,495	—
USD	11,392,482	THB	401,585,000	Standard Chartered Bank	7/25/17	—	(211,584)
USD	766,125	EUR	697,612	State Street Bank and Trust Company	7/26/17	2,942	—
ARS	261,722,515	USD	16,200,713	Citibank, N.A.	7/27/17	115,332	—
CZK	1,268,350,000	EUR	47,450,430	JPMorgan Chase Bank, N.A.	7/27/17	—	(154,994)
CZK	634,648,000	EUR	23,707,434	Societe Generale	7/27/17	—	(38,741)

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,177,020	RUB	184,426,000	Bank of America, N.A.	7/28/17	$—	$(1,739)
USD	9,017,054	RUB	523,440,000	Bank of America, N.A.	7/28/17	—	(4,934)
CZK	670,500,000	EUR	24,913,611	Societe Generale	7/31/17	106,092	—
SEK	83,060,000	EUR	8,691,785	Goldman Sachs International	7/31/17	—	(89,180)
KES	575,104,000	USD	5,247,299	Citibank, N.A.	8/1/17	238,840	—
THB	117,100,000	USD	3,324,815	Standard Chartered Bank	8/3/17	58,746	—
THB	34,899,000	USD	1,010,686	Standard Chartered Bank	8/3/17	—	(2,292)
USD	5,626,118	THB	197,533,000	Deutsche Bank AG	8/3/17	—	(81,526)
USD	4,245,782	THB	151,999,000	JPMorgan Chase Bank, N.A.	8/3/17	—	(146,174)
USD	6,595,843	THB	231,646,000	Standard Chartered Bank	8/3/17	—	(97,484)
USD	24,589,059	OMR	9,663,500	Standard Chartered Bank	8/14/17	—	(481,072)
USD	24,676,209	OMR	9,697,750	Standard Chartered Bank	8/14/17	—	(482,778)
USD	39,438,168	OMR	15,499,200	Standard Chartered Bank	8/14/17	—	(771,588)
EGP	84,605,000	USD	4,801,646	Citibank, N.A.	8/21/17	—	(209,310)
USD	25,689,453	OMR	10,079,000	BNP Paribas	8/21/17	—	(456,292)
CNH	208,659,100	USD	29,795,673	Australia and New Zealand Banking Group Limited	8/22/17	188,690	—
CNH	126,895,200	USD	18,096,863	Standard Chartered Bank	8/22/17	138,009	—
USD	18,670,836	CNH	126,717,100	Nomura International PLC	8/22/17	461,558	—
USD	12,050,294	CNH	81,942,000	Nomura International PLC	8/22/17	275,209	—
USD	18,661,608	CNH	126,895,200	Standard Chartered Bank	8/22/17	426,737	—
THB	458,185,000	USD	13,348,434	BNP Paribas	9/7/17	—	(109,418)
THB	451,855,000	USD	13,137,229	Goldman Sachs International	9/7/17	—	(81,115)
THB	584,825,000	USD	17,005,670	Standard Chartered Bank	9/7/17	—	(107,458)
THB	465,345,000	USD	13,559,004	Standard Chartered Bank	9/7/17	—	(113,103)
USD	13,042,556	THB	458,185,000	BNP Paribas	9/7/17	—	(196,460)
USD	12,862,368	THB	451,855,000	Goldman Sachs International	9/7/17	—	(193,745)
USD	29,902,335	THB	1,050,170,000	Standard Chartered Bank	9/7/17	—	(441,778)
UGX	18,083,405,000	USD	4,796,659	Citibank, N.A.	9/11/17	—	(80,663)
USD	6,025,396	THB	210,075,416	Australia and New Zealand Banking Group Limited	9/12/17	—	(44,619)
USD	5,977,642	THB	210,263,560	Australia and New Zealand Banking Group Limited	9/12/17	—	(97,809)
USD	6,029,447	THB	209,529,312	Deutsche Bank AG	9/12/17	—	(24,788)
USD	10,544,971	THB	366,648,653	Deutsche Bank AG	9/12/17	—	(49,141)
USD	4,490,057	THB	157,443,860	Deutsche Bank AG	9/12/17	—	(59,197)
USD	9,032,943	THB	314,798,076	Deutsche Bank AG	9/12/17	—	(62,975)
USD	11,996,251	THB	420,468,584	Deutsche Bank AG	9/12/17	—	(152,960)
USD	2,996,303	THB	105,260,112	Goldman Sachs International	9/12/17	—	(45,131)
CNH	282,827,436	USD	40,228,638	Deutsche Bank AG	9/22/17	329,289	—
CNH	35,000,000	USD	5,060,363	Deutsche Bank AG	9/22/17	—	(41,304)
CNH	42,496,000	USD	6,174,052	Deutsche Bank AG	9/22/17	—	(80,055)
CNH	69,674,312	USD	9,911,702	Standard Chartered Bank	9/22/17	79,710	—
CNH	53,483,000	USD	7,730,992	Standard Chartered Bank	9/22/17	—	(61,440)
CNH	45,000,000	USD	6,537,847	Standard Chartered Bank	9/22/17	—	(84,772)
CZK	1,433,032,000	EUR	53,399,612	JPMorgan Chase Bank, N.A.	9/22/17	67,161	—
EUR	53,883,512	CZK	1,433,032,000	Societe Generale	9/22/17	463,876	—

31	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	52,626,546	CNH	360,323,436	Deutsche Bank AG	9/22/17	$955,564	$—
USD	24,557,475	CNH	168,157,312	Standard Chartered Bank	9/22/17	443,436	—
CZK	1,120,719,500	EUR	41,721,372	JPMorgan Chase Bank, N.A.	9/25/17	97,143	—
EUR	41,755,570	CZK	1,120,719,500	JPMorgan Chase Bank, N.A.	9/25/17	—	(59,607)
UGX	10,322,690,000	USD	2,749,052	Barclays Bank PLC	9/25/17	—	(70,785)
CZK	1,702,487,000	EUR	63,364,080	JPMorgan Chase Bank, N.A.	9/27/17	164,223	—
EUR	25,178,618	CZK	675,920,000	Societe Generale	9/27/17	—	(41,201)
EUR	38,233,408	CZK	1,026,567,000	Societe Generale	9/27/17	—	(70,391)
CZK	719,964,000	EUR	26,794,343	Societe Generale	9/29/17	71,388	—
EUR	26,824,292	CZK	719,964,000	Societe Generale	9/29/17	—	(38,510)
UGX	8,004,712,000	USD	2,119,331	JPMorgan Chase Bank, N.A.	9/29/17	—	(45,511)
UGX	8,000,480,000	USD	2,119,332	JPMorgan Chase Bank, N.A.	9/29/17	—	(46,610)
UGX	16,179,828,000	USD	4,280,378	Citibank, N.A.	10/10/17	—	(105,385)
UGX	16,231,090,000	USD	4,298,488	Citibank, N.A.	10/10/17	—	(110,268)
USD	14,046,394	CNH	97,914,600	BNP Paribas	10/10/17	22,196	—
USD	18,370,960	CNH	128,165,000	JPMorgan Chase Bank, N.A.	10/10/17	14,031	—
USD	428,393	CNH	2,987,400	Standard Chartered Bank	10/10/17	511	—
USD	10,298,209	THB	362,188,000	Deutsche Bank AG	11/10/17	—	(167,246)
USD	6,087,294	THB	214,638,000	Standard Chartered Bank	11/10/17	—	(114,690)
CNH	253,595,000	USD	36,004,117	Bank of America, N.A.	11/13/17	235,983	—
USD	36,498,993	CNH	253,595,000	Bank of America, N.A.	11/13/17	258,892	—
USD	8,232,754	THB	293,580,000	Deutsche Bank AG	11/16/17	—	(250,485)
USD	1,560,331	THB	55,579,000	JPMorgan Chase Bank, N.A.	11/16/17	—	(45,670)
CNH	140,584,000	USD	19,514,714	Citibank, N.A.	1/12/18	496,828	—
USD	19,514,714	CNH	140,584,000	Citibank, N.A.	1/12/18	—	(496,828)
CNH	248,174,000	USD	34,914,744	Australia and New Zealand Banking Group Limited	1/17/18	400,258	—
CNH	193,901,400	USD	27,306,210	HSBC Bank USA, N.A.	1/17/18	285,836	—
CNH	104,000,600	USD	14,657,861	HSBC Bank USA, N.A.	1/17/18	141,359	—
CNH	123,669,000	USD	17,398,565	Nomura International PLC	1/17/18	199,455	—
USD	34,753,396	CNH	248,174,000	Australia and New Zealand Banking Group Limited	1/17/18	—	(561,606)
USD	41,749,282	CNH	297,902,000	HSBC Bank USA, N.A.	1/17/18	—	(641,983)
USD	17,313,314	CNH	123,669,000	Nomura International PLC	1/17/18	—	(284,706)
CNH	301,570,000	USD	42,444,757	BNP Paribas	1/18/18	465,662	—
USD	42,218,956	CNH	301,570,000	BNP Paribas	1/18/18	—	(691,464)
USD	34,654,859	AED	129,626,500	Standard Chartered Bank	2/5/18	—	(602,378)
USD	47,464,781	AED	177,898,000	Standard Chartered Bank	2/8/18	—	(920,648)
USD	58,381,943	AED	218,729,683	Standard Chartered Bank	2/8/18	—	(1,109,055)
USD	3,836,471	AED	14,203,000	Standard Chartered Bank	5/17/18	—	(23,600)
USD	4,777,660	OMR	1,935,000	Standard Chartered Bank	5/21/18	—	(205,442)
USD	4,706,167	OMR	1,946,000	Deutsche Bank AG	8/20/18	—	(286,032)
USD	6,711,914	OMR	2,769,000	BNP Paribas	9/4/18	—	(387,089)
USD	4,391,131	OMR	1,812,000	BNP Paribas	9/17/18	—	(251,827)
USD	11,566,913	AED	43,000,000	Standard Chartered Bank	9/26/18	—	(113,539)
USD	8,863,965	OMR	3,675,000	BNP Paribas	12/19/18	—	(515,886)
USD	23,619,071	OMR	9,685,000	BNP Paribas	2/14/19	—	(1,041,371)

32	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	25,006,174	OMR	10,125,000	Standard Chartered Bank	3/11/19	$—	$(747,669)
USD	24,996,914	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(756,929)
USD	22,931,722	OMR	9,138,750	Standard Chartered Bank	3/27/19	—	(297,965)
USD	9,030,625	OMR	3,568,000	BNP Paribas	4/8/19	—	(34,289)
USD	9,031,150	OMR	3,567,756	Standard Chartered Bank	4/24/19	—	(27,091)

						$45,723,446	$(76,036,038)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Commodity Futures
WTI Crude Oil	328	Short	May-17	$(17,620,160)	$(16,180,240)	$1,439,920
WTI Crude Oil	286	Short	Aug-17	(15,752,471)	(14,322,880)	1,429,591

Equity Futures
MSCI Singapore Index	1,711	Short	May-17	(42,294,833)	(42,515,704)	(220,871)
TOPIX Index	46	Short	Jun-17	(6,356,851)	(6,323,187)	33,664

Interest Rate Futures
Euro-Bobl	114	Short	Jun-17	(16,379,364)	(16,374,397)	4,967
Euro-Bund	231	Short	Jun-17	(40,502,080)	(40,708,415)	(206,335)
Euro-BTP	1,575	Short	Jun-17	(223,410,216)	(225,967,870)	(2,557,654)
Japan 10-Year Bond	105	Short	Jun-17	(141,230,769)	(142,248,037)	(1,017,268)
U.S. 2-Year Treasury Note	503	Short	Jun-17	(108,718,734)	(108,954,516)	(235,782)
U.S. 5-Year Deliverable Interest Rate Swap	5,483	Short	Jun-17	(524,888,045)	(529,023,828)	(4,135,783)
U.S. 5-Year Treasury Note	898	Short	Jun-17	(105,416,781)	(106,328,812)	(912,031)
U.S. 10-Year Deliverable Interest Rate Swap	2,453	Short	Jun-17	(222,554,008)	(227,324,110)	(4,770,102)
U.S. 10-Year Treasury Note	77	Short	Jun-17	(9,540,180)	(9,680,344)	(140,164)

						$(11,287,848)

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-BTP:  Long-term debt securities issued by the Republic of Italy with a remaining term to maturity of 8.5 to 11 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

WTI:  West Texas Intermediate

33	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	BRL	187,111		Pays	Brazil CETIP Interbank Deposit Rate	9.33%		1/2/19	$(46,906)
CME Group, Inc.	BRL	188,093		Pays	Brazil CETIP Interbank Deposit Rate	9.35		1/2/19	(22,431)
CME Group, Inc.	BRL	373,588		Pays	Brazil CETIP Interbank Deposit Rate	9.35		1/2/19	(44,552)
CME Group, Inc.	BRL	373,660		Pays	Brazil CETIP Interbank Deposit Rate	9.31		1/2/19	(121,562)
CME Group, Inc.	BRL	562,112		Pays	Brazil CETIP Interbank Deposit Rate	9.38		1/2/19	(4,704)
CME Group, Inc.	BRL	660,254		Pays	Brazil CETIP Interbank Deposit Rate	9.39		1/2/19	75,676
CME Group, Inc.(1)	EUR	108,932		Pays	6-month Euro Interbank Offered Rate	0.50	(2)	6/21/27	873,989
LCH.Clearnet(1)	EUR	19,359		Receives	6-month Euro Interbank Offered Rate	0.00	(2)	6/21/20	(44,217)
LCH.Clearnet(1)	EUR	0	(3)	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	12/21/21	3
LCH.Clearnet(1)	EUR	225,305		Receives	6-month Euro Interbank Offered Rate	0.00	(2)	6/21/22	(1,087,524)
LCH.Clearnet(1)	EUR	23,600		Receives	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	103,000
LCH.Clearnet(1)	EUR	23,600		Pays	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	(646,486)
LCH.Clearnet(1)	EUR	68,227		Receives	6-month Euro Interbank Offered Rate	0.50	(2)	6/21/27	(573,379)
LCH.Clearnet	HUF	2,635,868		Receives	6-month HUF BUBOR	1.27		12/13/21	(44,936)
LCH.Clearnet	HUF	6,569,260		Receives	6-month HUF BUBOR	1.46		1/12/22	(290,423)
LCH.Clearnet	HUF	6,043,740		Receives	6-month HUF BUBOR	1.44		1/13/22	(241,157)
LCH.Clearnet	HUF	3,485,900		Receives	6-month HUF BUBOR	1.92		7/28/26	349,169
LCH.Clearnet	HUF	2,453,200		Receives	6-month HUF BUBOR	1.94		8/1/26	235,634
LCH.Clearnet	HUF	940,022		Receives	6-month HUF BUBOR	1.94		9/21/26	108,999
LCH.Clearnet	HUF	964,125		Receives	6-month HUF BUBOR	1.93		9/21/26	113,337
LCH.Clearnet	HUF	2,378,174		Receives	6-month HUF BUBOR	1.89		9/21/26	311,539
LCH.Clearnet	HUF	957,698		Receives	6-month HUF BUBOR	2.14		10/13/26	54,351
LCH.Clearnet	HUF	973,765		Receives	6-month HUF BUBOR	2.09		10/19/26	73,454
LCH.Clearnet	HUF	1,462,256		Receives	6-month HUF BUBOR	2.09		10/19/26	110,450
LCH.Clearnet	HUF	1,061,180		Receives	6-month HUF BUBOR	2.04		10/20/26	97,497
LCH.Clearnet	HUF	1,462,255		Receives	6-month HUF BUBOR	2.04		10/20/26	134,347
LCH.Clearnet	HUF	1,218,150		Receives	6-month HUF BUBOR	2.08		10/28/26	161,330
LCH.Clearnet	HUF	3,015,613		Receives	6-month HUF BUBOR	2.06		10/28/26	265,163
LCH.Clearnet	HUF	1,825,240		Receives	6-month HUF BUBOR	2.09		11/2/26	174,233
LCH.Clearnet	HUF	1,222,117		Receives	6-month HUF BUBOR	2.18		11/3/26	80,077
LCH.Clearnet	HUF	6,590,703		Receives	6-month HUF BUBOR	2.13		11/4/26	530,824
LCH.Clearnet	HUF	1,198,308		Receives	6-month HUF BUBOR	2.15		11/7/26	79,611
LCH.Clearnet	HUF	1,190,373		Receives	6-month HUF BUBOR	2.12		11/8/26	103,113
LCH.Clearnet	HUF	3,277,496		Receives	6-month HUF BUBOR	2.14		11/10/26	257,513
LCH.Clearnet	HUF	5,711,200		Receives	6-month HUF BUBOR	2.66		2/8/27	(331,443)
LCH.Clearnet	JPY	1,346,315		Receives	6-month JPY-LIBOR-BBA	0.62		12/19/46	432,909
LCH.Clearnet	JPY	1,455,749		Receives	6-month JPY-LIBOR-BBA	0.81		12/19/46	(236,915)
LCH.Clearnet	JPY	1,625,685		Receives	6-month JPY-LIBOR-BBA	0.61		12/19/46	557,221
LCH.Clearnet(1)	JPY	1,425,700		Receives	6-month JPY-LIBOR-BBA	0.86		6/19/47	(321,237)
LCH.Clearnet(1)	JPY	1,425,900		Receives	6-month JPY-LIBOR-BBA	0.85		6/19/47	(310,701)
LCH.Clearnet	NZD	30,800		Receives	3-month NZD Bank Bill	3.40		4/28/27	(56,746)
LCH.Clearnet	PLN	38,447		Pays	6-month PLN WIBOR	2.41		12/13/21	37,583
LCH.Clearnet	PLN	95,706		Pays	6-month PLN WIBOR	2.46		1/12/22	127,853
LCH.Clearnet	PLN	98,984		Pays	6-month PLN WIBOR	2.44		1/13/22	101,352
LCH.Clearnet	PLN	49,240		Pays	6-month PLN WIBOR	2.23		7/28/26	(445,441)

34	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	35,503	Pays	6-month PLN WIBOR	2.22%		8/1/26	$(327,367)
LCH.Clearnet	PLN	12,853	Pays	6-month PLN WIBOR	2.28		9/21/26	(108,259)
LCH.Clearnet	PLN	13,174	Pays	6-month PLN WIBOR	2.30		9/21/26	(104,953)
LCH.Clearnet	PLN	34,381	Pays	6-month PLN WIBOR	2.30		9/21/26	(273,901)
LCH.Clearnet	PLN	13,591	Pays	6-month PLN WIBOR	2.49		10/13/26	(52,068)
LCH.Clearnet	PLN	13,817	Pays	6-month PLN WIBOR	2.47		10/19/26	(60,601)
LCH.Clearnet	PLN	20,724	Pays	6-month PLN WIBOR	2.46		10/19/26	(95,611)
LCH.Clearnet	PLN	15,166	Pays	6-month PLN WIBOR	2.43		10/20/26	(80,482)
LCH.Clearnet	PLN	20,727	Pays	6-month PLN WIBOR	2.44		10/20/26	(103,860)
LCH.Clearnet	PLN	17,423	Pays	6-month PLN WIBOR	2.47		10/28/26	(78,025)
LCH.Clearnet	PLN	43,554	Pays	6-month PLN WIBOR	2.46		10/28/26	(204,953)
LCH.Clearnet	PLN	26,131	Pays	6-month PLN WIBOR	2.50		10/31/26	(100,342)
LCH.Clearnet	PLN	17,422	Pays	6-month PLN WIBOR	2.56		11/2/26	(82,035)
LCH.Clearnet	PLN	95,817	Pays	6-month PLN WIBOR	2.51		11/4/26	(551,660)
LCH.Clearnet	PLN	17,423	Pays	6-month PLN WIBOR	2.54		11/7/26	(90,980)
LCH.Clearnet	PLN	17,421	Pays	6-month PLN WIBOR	2.50		11/8/26	(106,999)
LCH.Clearnet	PLN	48,146	Pays	6-month PLN WIBOR	2.52		11/10/26	(278,957)
LCH.Clearnet	PLN	69,983	Pays	6-month PLN WIBOR	3.00		2/8/27	289,316
LCH.Clearnet(1)	USD	94,025	Receives	3-month USD-LIBOR-BBA	1.25	(2)	6/21/19	(375,407)
LCH.Clearnet	USD	27,050	Receives	3-month USD-LIBOR-BBA	1.50	(2)	3/20/20	(36,761)
LCH.Clearnet	USD	8,222	Pays	3-month USD-LIBOR-BBA	1.75		7/31/20	87,451
LCH.Clearnet	USD	15,520	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	26,097
LCH.Clearnet	USD	19,400	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	32,456
LCH.Clearnet	USD	20,736	Pays	3-month USD-LIBOR-BBA	1.74		8/12/20	23,699
LCH.Clearnet	USD	22,053	Pays	3-month USD-LIBOR-BBA	1.62		8/14/20	(63,689)
LCH.Clearnet	USD	10,695	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	(10,479)
LCH.Clearnet	USD	11,461	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	(11,229)
LCH.Clearnet	USD	23,643	Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	(15,912)
LCH.Clearnet	USD	40,058	Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	(19,899)
LCH.Clearnet	USD	11,489	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	(59,947)
LCH.Clearnet	USD	23,669	Pays	3-month USD-LIBOR-BBA	1.55		8/22/20	(131,565)
LCH.Clearnet	USD	38,126	Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	(229,007)
LCH.Clearnet	USD	27,660	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	(88,973)
LCH.Clearnet	USD	1,500	Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	(10,361)
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	(141,887)
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	(142,903)
LCH.Clearnet	USD	12,334	Pays	3-month USD-LIBOR-BBA	1.54		11/5/20	(37,830)
LCH.Clearnet	USD	24,666	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	(84,061)
LCH.Clearnet	USD	11,935	Pays	3-month USD-LIBOR-BBA	1.56		11/9/20	(31,684)
LCH.Clearnet	USD	16,312	Pays	3-month USD-LIBOR-BBA	1.67		11/12/20	27,516
LCH.Clearnet	USD	8,910	Pays	3-month USD-LIBOR-BBA	1.11		2/23/21	(228,722)
LCH.Clearnet	USD	8,640	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(203,536)
LCH.Clearnet	USD	17,279	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(408,386)
LCH.Clearnet	USD	21,672	Pays	3-month USD-LIBOR-BBA	1.27		3/7/21	(433,669)
LCH.Clearnet	USD	15,042	Pays	3-month USD-LIBOR-BBA	1.10		6/21/21	(408,297)

35	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	12,474		Pays	3-month USD-LIBOR-BBA	1.16%		6/23/21	$(308,770)
LCH.Clearnet	USD	8,320		Pays	3-month USD-LIBOR-BBA	1.17		6/24/21	(202,457)
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.18		6/24/21	(273,431)
LCH.Clearnet	USD	11,418		Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	(259,461)
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	(258,265)
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.19		6/27/21	(268,197)
LCH.Clearnet	USD	12,640		Pays	3-month USD-LIBOR-BBA	0.97		6/28/21	(419,705)
LCH.Clearnet	USD	11,230		Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(373,652)
LCH.Clearnet	USD	11,419		Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(382,921)
LCH.Clearnet	USD	11,421		Pays	3-month USD-LIBOR-BBA	0.97		6/29/21	(378,268)
LCH.Clearnet	USD	42,081		Pays	3-month USD-LIBOR-BBA	1.20		9/1/21	(1,165,413)
LCH.Clearnet	USD	35,942		Pays	3-month USD-LIBOR-BBA	1.21		9/2/21	(977,053)
LCH.Clearnet	USD	30,740		Pays	3-month USD-LIBOR-BBA	1.96		1/6/22	257,361
LCH.Clearnet	USD	13,918		Pays	3-month USD-LIBOR-BBA	2.10		7/27/22	181,975
LCH.Clearnet	USD	14,712		Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	114,706
LCH.Clearnet	USD	5,210		Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	(259,042)
LCH.Clearnet	USD	7,105		Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	(353,553)
LCH.Clearnet	USD	10,016		Pays	3-month USD-LIBOR-BBA	1.68		5/6/26	(375,114)
LCH.Clearnet	USD	10,016		Pays	3-month USD-LIBOR-BBA	1.68		5/6/26	(378,601)
LCH.Clearnet	USD	10,077		Pays	3-month USD-LIBOR-BBA	1.60		5/18/26	(454,725)
LCH.Clearnet	USD	2,531		Pays	3-month USD-LIBOR-BBA	1.72		5/20/26	(86,792)
LCH.Clearnet	USD	5,063		Pays	3-month USD-LIBOR-BBA	1.65		5/20/26	(204,655)
LCH.Clearnet	USD	3,810		Pays	3-month USD-LIBOR-BBA	1.69		6/3/26	(145,695)
LCH.Clearnet(1)	USD	0	(4)	Receives	3-month USD-LIBOR-BBA	2.50	(2)	6/15/46	14
LCH.Clearnet(1)	USD	8,500		Receives	3-month USD-LIBOR-BBA	2.75	(2)	9/21/46	1,201,163
LCH.Clearnet(1)	USD	8,500		Pays	3-month USD-LIBOR-BBA	2.75	(2)	9/21/46	(1,368,818)

									$(11,848,624)

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than EUR 500.

(4)	Notional amount is less than USD 500.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Australia and New Zealand Banking Group Limited	KRW	12,706,825	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.91%	2/7/27	$(37,779)
Bank of America, N.A.	KRW	20,623,473	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	307,777
Bank of America, N.A.	KRW	22,972,332	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.42	10/27/21	245,899
Bank of America, N.A.	SAR	50,400	Receives	3-month Saudi Riyal Interbank Offered Rate	3.37	4/11/26	771,356

36	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	SAR	18,196	Receives	3-month Saudi Riyal Interbank Offered Rate	3.43%	5/10/26	$127,212
Bank of America, N.A.	SAR	30,566	Receives	3-month Saudi Riyal Interbank Offered Rate	3.57	5/23/26	121,399
BNP Paribas	KRW	50,512,545	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	751,308
BNP Paribas	KRW	7,655,630	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.83	1/17/27	36,776
BNP Paribas	KRW	5,789,175	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.92	2/7/27	(22,159)
BNP Paribas	KRW	5,302,880	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	125,279
BNP Paribas	KRW	2,869,080	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.85	2/7/37	38,078
Citibank, N.A.	COP	65,991,000	Pays	Colombia Overnight Interbank Reference Rate	5.88	2/24/19	281,311
Citibank, N.A.	COP	166,070,000	Pays	Colombia Overnight Interbank Reference Rate	5.84	2/27/19	676,466
Citibank, N.A.	COP	65,990,300	Pays	Colombia Overnight Interbank Reference Rate	5.62	3/1/19	176,661
Citibank, N.A.	COP	100,952,100	Pays	Colombia Overnight Interbank Reference Rate	5.75	3/3/19	360,064
Citibank, N.A.	COP	100,952,100	Pays	Colombia Overnight Interbank Reference Rate	5.74	3/6/19	359,902
Citibank, N.A.	KRW	49,657,668	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.40	10/27/21	565,267
Citibank, N.A.	KRW	11,324,370	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	1/17/27	49,777
Credit Suisse International	RUB	2,406,574	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	3,567,164
Credit Suisse International	RUB	802,192	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	1,159,717
Credit Suisse International	RUB	1,203,287	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	1,702,165
Credit Suisse International	RUB	786,462	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	1,105,992
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.74	6/27/21	(249,641)
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.76	6/27/21	(260,329)
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(279,035)
Deutsche Bank AG	AED	40,800	Receives	3-month Emirates Interbank Offered Rate	2.40	6/28/21	(64,761)
Deutsche Bank AG	AED	40,614	Receives	3-month Emirates Interbank Offered Rate	2.39	6/29/21	(60,617)
Deutsche Bank AG	AED	44,675	Receives	3-month Emirates Interbank Offered Rate	2.37	6/29/21	(51,738)

37	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	COP	166,641,800	Pays	Colombia Overnight Interbank Reference Rate	5.49%	3/21/19	$333,430
Deutsche Bank AG	COP	32,911,900	Pays	Colombia Overnight Interbank Reference Rate	5.41	3/22/19	57,644
Deutsche Bank AG	COP	160,511,900	Pays	Colombia Overnight Interbank Reference Rate	5.36	3/26/19	234,706
Deutsche Bank AG	SAR	127,720	Receives	3-month Saudi Riyal Interbank Offered Rate	3.03	8/2/20	(710,892)
Deutsche Bank AG	SAR	234,860	Receives	3-month Saudi Riyal Interbank Offered Rate	3.09	11/12/20	(782,461)
Deutsche Bank AG	SAR	100,651	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	2/25/21	428,754
Deutsche Bank AG	SAR	83,876	Receives	3-month Saudi Riyal Interbank Offered Rate	2.76	3/7/21	264,688
Goldman Sachs International	AED	38,962	Receives	3-month Emirates Interbank Offered Rate	2.50	6/13/21	(123,541)
Goldman Sachs International	AED	38,960	Receives	3-month Emirates Interbank Offered Rate	2.51	6/15/21	(124,562)
Goldman Sachs International	AED	38,965	Receives	3-month Emirates Interbank Offered Rate	2.59	6/16/21	(166,352)
Goldman Sachs International	AED	38,965	Receives	3-month Emirates Interbank Offered Rate	2.52	6/21/21	(126,771)
Goldman Sachs International	AED	48,805	Receives	3-month Emirates Interbank Offered Rate	2.76	6/23/21	(312,338)
Goldman Sachs International	AED	32,540	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(223,228)
Goldman Sachs International	AED	32,541	Receives	3-month Emirates Interbank Offered Rate	2.79	6/27/21	(218,959)
Goldman Sachs International	COP	163,574,300	Pays	Colombia Overnight Interbank Reference Rate	6.00	2/22/19	817,906
Goldman Sachs International	COP	229,003,900	Pays	Colombia Overnight Interbank Reference Rate	5.95	2/23/19	1,075,464
Goldman Sachs International	COP	135,100,000	Pays	Colombia Overnight Interbank Reference Rate	5.82	2/27/19	532,680
Goldman Sachs International	COP	48,184,100	Pays	Colombia Overnight Interbank Reference Rate	5.83	2/28/19	194,005
Goldman Sachs International	COP	166,770,000	Pays	Colombia Overnight Interbank Reference Rate	5.65	3/1/19	479,085
Goldman Sachs International	COP	166,641,800	Pays	Colombia Overnight Interbank Reference Rate	5.49	3/21/19	328,050
Goldman Sachs International	ILS	156,770	Receives	3-month Tel Aviv Interbank Offered Rate	0.73	9/1/21	(133,908)
Goldman Sachs International	ILS	137,700	Receives	3-month Tel Aviv Interbank Offered Rate	0.76	9/2/21	(177,758)
Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	264,658
Goldman Sachs International	SAR	77,052	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	8/12/20	121,815

38	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	83,879	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40%	8/17/20	$95,007
Goldman Sachs International	SAR	88,833	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	105,212
Goldman Sachs International	SAR	95,697	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46	8/19/20	51,189
Goldman Sachs International	SAR	66,550	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(615,236)
Goldman Sachs International	SAR	130,268	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(1,204,291)
Goldman Sachs International	SAR	143,913	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26	9/17/20	426,912
Goldman Sachs International	SAR	143,914	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	313,159
Goldman Sachs International	SAR	95,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56	11/5/20	195,492
Goldman Sachs International	SAR	41,938	Receives	3-month Saudi Riyal Interbank Offered Rate	2.65	2/23/21	175,209
Goldman Sachs International	SAR	56,075	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	329,716
Goldman Sachs International	SAR	55,883	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	360,910
Goldman Sachs International	SAR	79,680	Receives	3-month Saudi Riyal Interbank Offered Rate	3.46	5/9/26	491,349
Goldman Sachs International	SAR	40,596	Receives	3-month Saudi Riyal Interbank Offered Rate	3.47	5/18/26	245,849
Goldman Sachs International	SAR	15,890	Receives	3-month Saudi Riyal Interbank Offered Rate	3.71	6/6/26	15,668
Nomura International PLC	KRW	5,173,120	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	122,214
Nomura International PLC	KRW	7,188,920	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	2/7/37	98,242

							$14,742,227

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

Markit CDX Emerging Markets Index	ICE Clear Credit	$1,000	1.00%(1)	6/20/21	1.86%	$(31,903)	$72,298	$40,395
South Africa	ICE Clear Credit	4,600	1.00(1)	6/20/17	0.22	10,569	4,199	14,768
Turkey	ICE Clear Credit	2,160	1.00(1)	6/20/20	1.24	(13,032)	84,700	71,668

Total		$7,760				$(34,366)	$161,197	$126,831

39	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Chile	ICE Clear Credit	$10,092	1.00	%(1)	6/20/22	$(147,027)	$125,720	$(21,307)
Chile	ICE Clear Credit	10,909	1.00	(1)	6/20/22	(158,930)	125,152	(33,778)
Chile	ICE Clear Credit	13,662	1.00	(1)	6/20/22	(199,037)	164,006	(35,031)
Chile	ICE Clear Credit	10,370	1.00	(1)	6/20/22	(151,077)	104,909	(46,168)
Chile	ICE Clear Credit	37,877	1.00	(1)	6/20/22	(551,816)	462,678	(89,138)
Chile	ICE Clear Credit	10,910	1.00	(1)	6/20/22	(158,944)	119,883	(39,061)
Colombia	ICE Clear Credit	8,730	1.00	(1)	6/20/27	814,774	(910,924)	(96,150)
Colombia	ICE Clear Credit	8,730	1.00	(1)	6/20/27	814,774	(929,254)	(114,480)
Colombia	ICE Clear Credit	10,041	1.00	(1)	6/20/27	937,130	(1,074,543)	(137,413)
Colombia	ICE Clear Credit	30,733	1.00	(1)	6/20/27	2,868,321	(3,117,027)	(248,706)
Colombia	ICE Clear Credit	4,859	1.00	(1)	6/20/27	453,492	(490,906)	(37,414)
Italy	ICE Clear Credit	11,150	1.00	(1)	6/20/22	338,284	(492,185)	(153,901)
Italy	ICE Clear Credit	58,206	1.00	(1)	6/20/22	1,765,931	(2,414,226)	(648,295)
Malaysia	ICE Clear Credit	13,303	1.00	(1)	6/20/22	33,728	(62,896)	(29,168)
Malaysia	ICE Clear Credit	4,470	1.00	(1)	6/20/22	11,705	(21,236)	(9,531)
Malaysia	ICE Clear Credit	6,605	1.00	(1)	6/20/22	16,746	(28,252)	(11,506)
Malaysia	ICE Clear Credit	6,610	1.00	(1)	6/20/22	16,759	(32,965)	(16,206)
Malaysia	ICE Clear Credit	5,482	1.00	(1)	6/20/22	13,899	(62,944)	(49,045)
Malaysia	ICE Clear Credit	13,200	1.00	(1)	6/20/22	33,466	(84,682)	(51,216)
Malaysia	ICE Clear Credit	13,200	1.00	(1)	6/20/22	33,466	(93,908)	(60,442)
Malaysia	ICE Clear Credit	9,310	1.00	(1)	6/20/22	23,604	(92,196)	(68,592)
Malaysia	ICE Clear Credit	22,000	1.00	(1)	6/20/22	55,777	(146,334)	(90,557)
Malaysia	ICE Clear Credit	13,320	1.00	(1)	6/20/22	33,771	(143,669)	(109,898)
Malaysia	ICE Clear Credit	26,700	1.00	(1)	6/20/22	67,693	(266,271)	(198,578)
Malaysia	ICE Clear Credit	40,985	1.00	(1)	6/20/22	103,911	(432,544)	(328,633)
Markit iTraxx Europe Crossover Index	ICE Clear Credit	EUR 186,910	5.00	(1)	6/20/22	(23,376,021)	18,943,755	(4,432,266)
Markit iTraxx Europe Subordinated Financials Index	ICE Clear Credit	EUR 189,190	1.00	(1)	6/20/22	(2,920,298)	948,512	(1,971,786)
Qatar	ICE Clear Credit	12,500	1.00	(1)	6/20/22	(266,158)	181,812	(84,346)
Qatar	ICE Clear Credit	34,960	1.00	(1)	6/20/22	(744,392)	558,076	(186,316)
Qatar	ICE Clear Credit	40,936	1.00	(1)	6/20/22	(871,637)	614,229	(257,408)
South Africa	ICE Clear Credit	3,910	1.00	(1)	12/20/19	(8,546)	(62,869)	(71,415)
South Africa	ICE Clear Credit	4,600	1.00	(1)	3/20/20	2,743	(85,461)	(82,718)
South Africa	ICE Clear Credit	5,300	1.00	(1)	3/20/20	3,161	(95,402)	(92,241)
South Africa	ICE Clear Credit	5,000	1.00	(1)	6/20/20	16,867	(103,683)	(86,816)

Total						$(21,093,881)	$11,104,355	$(9,989,526)

40	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Brazil	Bank of America, N.A.	$81,480	1.00	%(1)	6/20/22	2.15%	$(4,347,963)	$4,820,939	$472,976
Brazil	Deutsche Bank AG	20,397	1.00	(1)	6/20/22	2.15	(1,088,411)	1,205,467	117,056
Poland	Barclays Bank PLC	10,720	1.00	(1)	6/20/21	0.51	222,150	21,179	243,329
Poland	BNP Paribas	11,790	1.00	(1)	6/20/21	0.51	244,344	20,385	264,729
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/17	0.22	125,660	29,309	154,969
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/17	0.22	85,404	50,739	136,143
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/17	0.22	89,395	27,694	117,089
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/17	0.22	69,096	19,080	88,176
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	0.22	9,191	3,702	12,893
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	0.22	48,925	22,546	71,471
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	0.22	38,968	16,746	55,714
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	0.22	81,542	38,942	120,484
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	0.22	72,229	29,184	101,413
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	0.22	39,483	21,819	61,302
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	0.22	42,917	27,625	70,542
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/17	0.22	72,701	47,974	120,675
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/17	0.22	65,233	38,755	103,988
South Africa	Deutsche Bank AG	9,200	1.00	(1)	9/20/17	0.22	39,483	18,195	57,678
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	0.22	45,878	28,761	74,639
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	0.22	50,175	24,273	74,448
South Africa	HSBC Bank USA, N.A.	9,200	1.00	(1)	9/20/17	0.22	39,483	25,082	64,565
South Africa	HSBC Bank USA, N.A.	9,146	1.00	(1)	9/20/17	0.22	39,251	18,088	57,339
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/17	0.22	45,659	22,956	68,615
South Africa	JPMorgan Chase Bank, N.A.	9,200	1.00	(1)	9/20/17	0.22	39,483	21,162	60,645
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	0.22	10,110	3,961	14,071
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	0.22	39,483	20,833	60,316
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	0.22	38,196	13,518	51,714
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	0.22	17,167	4,751	21,918
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	0.22	44,208	21,807	66,015
Turkey	Bank of America, N.A.	38,932	1.00	(1)	12/20/17	0.29	225,327	117,969	343,296
Turkey	Barclays Bank PLC	23,500	1.00	(1)	6/20/20	1.24	(141,783)	913,673	771,890
Turkey	BNP Paribas	10,000	1.00	(1)	6/20/20	1.24	(60,333)	344,691	284,358
Turkey	BNP Paribas	32,300	1.00	(1)	9/20/20	1.36	(344,038)	1,691,032	1,346,994
Turkey	Deutsche Bank AG	20,000	1.00	(1)	12/20/17	0.81	115,753	60,602	176,355
Turkey	Goldman Sachs International	25,000	1.00	(1)	6/20/20	1.24	(150,833)	851,745	700,912
Turkey	Goldman Sachs International	10,000	1.00	(1)	6/20/20	1.24	(60,333)	369,871	309,538
Turkey	JPMorgan Chase Bank, N.A.	2,710	1.00	(1)	6/20/20	1.24	(16,350)	107,032	90,682
Turkey	Nomura International PLC	6,900	1.00	(1)	6/20/20	1.24	(41,630)	242,157	200,527

Total		$587,815					$(4,154,780)	$11,364,244	$7,209,464

41	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	BNP Paribas	$4,574	1.00	%(1)	6/20/18	$(52,476)	$(5,979)	$(58,455)
Bulgaria	BNP Paribas	6,320	1.00	(1)	9/20/18	(77,443)	(16,634)	(94,077)
Colombia	BNP Paribas	10,607	1.00	(1)	6/20/27	989,965	(1,065,088)	(75,123)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	(14,982)	(188,235)	(203,217)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	(14,982)	(188,458)	(203,440)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	(14,982)	(193,699)	(208,681)
Croatia	Barclays Bank PLC	9,040	1.00	(1)	3/20/20	(29,965)	(376,142)	(406,107)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	(12,423)	(17,191)	(29,614)
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	(82,516)	(153,324)	(235,840)
Croatia	BNP Paribas	1,500	1.00	(1)	3/20/20	(4,972)	(71,617)	(76,589)
Croatia	BNP Paribas	2,340	1.00	(1)	3/20/20	(7,756)	(100,061)	(107,817)
Croatia	BNP Paribas	2,760	1.00	(1)	3/20/20	(9,148)	(113,404)	(122,552)
Croatia	BNP Paribas	6,250	1.00	(1)	3/20/20	(20,717)	(297,992)	(318,709)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	(9,317)	(12,739)	(22,056)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	(31,058)	(43,447)	(74,505)
Croatia	Citibank, N.A.	3,070	1.00	(1)	3/20/18	(24,427)	(36,059)	(60,486)
Croatia	Citibank, N.A.	4,050	1.00	(1)	3/20/18	(32,224)	(47,560)	(79,784)
Croatia	Citibank, N.A.	4,287	1.00	(1)	3/20/18	(34,110)	(69,987)	(104,097)
Croatia	Citibank, N.A.	2,670	1.00	(1)	6/20/18	(25,981)	(57,184)	(83,165)
Croatia	Citibank, N.A.	13,270	1.00	(1)	6/20/18	(129,126)	(280,619)	(409,745)
Croatia	Citibank, N.A.	1,660	1.00	(1)	3/20/20	(5,502)	(68,785)	(74,287)
Croatia	Citibank, N.A.	4,260	1.00	(1)	3/20/20	(14,120)	(184,504)	(198,624)
Croatia	Citibank, N.A.	10,000	1.00	(1)	3/20/20	(33,147)	(454,666)	(487,813)
Croatia	Citibank, N.A.	167	1.00	(1)	6/20/20	(196)	(7,570)	(7,766)
Croatia	Citibank, N.A.	1,000	1.00	(1)	6/20/20	(1,173)	(46,352)	(47,525)
Croatia	Deutsche Bank AG	410	1.00	(1)	12/20/17	(2,547)	(3,626)	(6,173)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	(12,423)	(17,031)	(29,454)
Croatia	Goldman Sachs International	2,900	1.00	(1)	3/20/19	(28,468)	(79,008)	(107,476)
Croatia	Goldman Sachs International	2,210	1.00	(1)	3/20/20	(7,325)	(94,502)	(101,827)
Croatia	Goldman Sachs International	3,410	1.00	(1)	3/20/20	(11,303)	(145,964)	(157,267)
Croatia	Goldman Sachs International	1,700	1.00	(1)	6/20/20	(1,994)	(79,062)	(81,056)
Croatia	HSBC Bank USA, N.A.	6,508	1.00	(1)	3/20/18	(51,782)	(106,245)	(158,027)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00	(1)	6/20/18	(28,871)	(63,597)	(92,468)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	(8,603)	(11,409)	(20,012)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	(9,908)	(14,050)	(23,958)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(15,529)	(21,584)	(37,113)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(15,529)	(22,002)	(37,531)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	(24,522)	(50,799)	(75,321)

42	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Morgan Stanley & Co. International PLC	$2,816	1.00	%(1)	6/20/18	$(27,402)	$(62,997)	$(90,399)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	(61,400)	(129,281)	(190,681)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	(57,109)	(134,414)	(191,523)
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	(39,783)	(54,911)	(94,694)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	(323,836)	(478,916)	(802,752)
Egypt	Citibank, N.A.	4,550	1.00	(1)	6/20/20	227,988	(158,304)	69,684
Egypt	Citibank, N.A.	50	1.00	(1)	6/20/20	2,505	(1,827)	678
Egypt	Deutsche Bank AG	5,100	1.00	(1)	6/20/20	255,547	(157,773)	97,774
Egypt	Deutsche Bank AG	4,600	1.00	(1)	6/20/20	230,494	(160,804)	69,690
Egypt	Deutsche Bank AG	4,550	1.00	(1)	6/20/20	227,988	(159,270)	68,718
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	96,172	(594,810)	(498,638)
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(377,885)	119,696	(258,189)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(407,743)	139,641	(268,102)
Lebanon	JPMorgan Chase Bank, N.A.	10,000	5.00	(1)	12/20/17	(303,853)	27,337	(276,516)
Malaysia	Citibank, N.A.	11,172	1.00	(1)	6/20/22	29,256	(49,111)	(19,855)
Poland	Bank of America, N.A.	7,120	1.00	(1)	9/20/19	(132,059)	57,084	(74,975)
Poland	Barclays Bank PLC	8,680	1.00	(1)	9/20/18	(108,975)	57,764	(51,211)
Poland	Barclays Bank PLC	4,360	1.00	(1)	9/20/19	(80,868)	36,976	(43,892)
Poland	Barclays Bank PLC	15,000	1.00	(1)	9/20/19	(278,215)	127,235	(150,980)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(33,124)	18,406	(14,718)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(33,124)	17,340	(15,784)
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(206,157)	70,977	(135,180)
Qatar	Barclays Bank PLC	3,800	1.00	(1)	3/20/19	(66,381)	22,107	(44,274)
Qatar	Barclays Bank PLC	3,870	1.00	(1)	9/20/22	(76,725)	24,383	(52,342)
Qatar	Barclays Bank PLC	6,400	1.00	(1)	9/20/23	(90,705)	19,762	(70,943)
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	(226,479)	8,809	(217,670)
Qatar	BNP Paribas	1,713	1.00	(1)	6/20/19	(33,182)	13,032	(20,150)
Qatar	Citibank, N.A.	6,450	1.00	(1)	6/20/19	(124,941)	64,226	(60,715)
Qatar	Deutsche Bank AG	1,713	1.00	(1)	6/20/19	(33,182)	12,283	(20,899)
Qatar	Deutsche Bank AG	3,920	1.00	(1)	6/20/19	(75,933)	28,108	(47,825)
Qatar	Goldman Sachs International	2,200	1.00	(1)	3/20/19	(38,431)	14,819	(23,612)
Qatar	Goldman Sachs International	4,380	1.00	(1)	3/20/19	(76,513)	24,834	(51,679)
Qatar	Goldman Sachs International	10	1.00	(1)	12/20/20	(250)	(92)	(342)
Qatar	Goldman Sachs International	1,660	1.00	(1)	12/20/20	(41,450)	(28,540)	(69,990)
Qatar	Goldman Sachs International	9,740	1.00	(1)	12/20/20	(243,205)	(113,918)	(357,123)
Qatar	Goldman Sachs International	3,700	1.00	(1)	12/20/23	(47,377)	(8,394)	(55,771)
Qatar	Goldman Sachs International	3,090	1.00	(1)	9/20/24	(27,546)	1,955	(25,591)
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00	(1)	3/20/19	(31,968)	11,633	(20,335)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00	(1)	6/20/19	(31,574)	17,569	(14,005)
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00	(1)	6/20/19	(38,741)	13,921	(24,820)
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00	(1)	6/20/19	(63,613)	26,332	(37,281)

43	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	Nomura International PLC	$1,380	1.00	%(1)	3/20/19	$(24,107)	$8,021	$(16,086)
Qatar	Nomura International PLC	3,460	1.00	(1)	3/20/19	(60,442)	20,747	(39,695)
Qatar	Nomura International PLC	9,620	1.00	(1)	9/20/24	(85,759)	24,366	(61,393)
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	(118,392)	(21,256)	(139,648)
Serbia	Nomura International PLC	10,000	5.00	(1)	6/20/19	(942,633)	462,757	(479,876)
South Africa	Bank of America, N.A.	6,300	1.00	(1)	12/20/19	(13,770)	(77,076)	(90,846)
South Africa	Bank of America, N.A.	5,575	1.00	(1)	9/20/20	42,550	(82,732)	(40,182)
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/20	60,792	(79,344)	(18,552)
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/20	200,165	(238,178)	(38,013)
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/22	1,427,000	(1,117,925)	309,075
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/22	784,655	(649,992)	134,663
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/22	1,015,178	(880,780)	134,398
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/22	969,853	(1,058,708)	(88,855)
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	(13,770)	(89,096)	(102,866)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	2,982	(57,667)	(54,685)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	2,982	(65,679)	(62,697)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	2,982	(93,955)	(90,973)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	33,733	(285,082)	(251,349)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	91,588	(318,008)	(226,420)
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	86,475	(108,658)	(22,183)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	141,494	(167,741)	(26,247)
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	528,789	(495,619)	33,170
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	442,526	(444,860)	(2,334)
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	820,232	(777,501)	42,731
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	528,789	(509,224)	19,565
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	3,041	(64,506)	(61,465)
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	2,743	(70,782)	(68,039)
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	16,867	(104,853)	(87,986)
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	33,733	(278,277)	(244,544)
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	91,188	(121,231)	(30,043)
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	200,165	(253,234)	(53,069)
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	123,115	(201,170)	(78,055)
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	487,363	(552,427)	(65,064)
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/20	11,067	(25,923)	(14,856)
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/20	42,550	(81,984)	(39,434)
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/20	41,978	(98,234)	(56,256)
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/20	95,404	(240,944)	(145,540)
South Africa	Deutsche Bank AG	13,005	1.00	(1)	12/20/20	153,216	(189,297)	(36,081)
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/22	740,792	(803,679)	(62,887)
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/22	825,593	(899,534)	(73,941)
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	94,486	(121,025)	(26,539)
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	204,229	(257,419)	(53,190)
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	520,991	(550,124)	(29,133)
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	439,656	(439,289)	367

44	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	HSBC Bank USA, N.A.	$7,300	1.00	%(1)	12/20/22	$400,086	$(383,886)	$16,200
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	12/20/19	(11,365)	(87,186)	(98,551)
South Africa	JPMorgan Chase Bank, N.A.	4,590	1.00	(1)	12/20/19	(10,032)	(92,361)	(102,393)
South Africa	JPMorgan Chase Bank, N.A.	5,100	1.00	(1)	3/20/20	3,041	(63,372)	(60,331)
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	3/20/20	2,982	(64,352)	(61,370)
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	3/20/20	3,101	(92,488)	(89,387)
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	16,867	(101,337)	(84,470)
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	16,867	(143,673)	(126,806)
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	433,753	(403,349)	30,404
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	194,945	(167,086)	27,859
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	387,371	(380,915)	6,456
Spain	Bank of America, N.A.	15,000	1.00	(1)	6/20/20	(310,450)	(113,016)	(423,466)
Spain	Bank of America, N.A.	7,500	1.00	(1)	9/20/20	(159,305)	(195,776)	(355,081)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	(223,744)	(39,504)	(263,248)
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(206,967)	(267,035)	(474,002)
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	(157,436)	(245,174)	(402,610)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	(102,341)	(174,736)	(277,077)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	(965,271)	(1,673,004)	(2,638,275)
Spain	Citibank, N.A.	2,500	1.00	(1)	3/20/20	(49,067)	(40,737)	(89,804)
Spain	Citibank, N.A.	11,400	1.00	(1)	3/20/20	(223,744)	(90,205)	(313,949)
Spain	Citibank, N.A.	5,000	1.00	(1)	9/20/20	(106,203)	(95,907)	(202,110)
Spain	Deutsche Bank AG	9,200	1.00	(1)	3/20/20	(180,565)	(68,742)	(249,307)
Spain	Deutsche Bank AG	10,000	1.00	(1)	6/20/20	(206,967)	(167,542)	(374,509)
Spain	Deutsche Bank AG	13,950	1.00	(1)	6/20/20	(288,718)	(310,096)	(598,814)
Spain	Deutsche Bank AG	12,825	1.00	(1)	12/20/20	(279,260)	(415,090)	(694,350)
Spain	Deutsche Bank AG	23,922	1.00	(1)	12/20/20	(520,894)	(902,811)	(1,423,705)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	(103,483)	(134,599)	(238,082)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	(181,459)	(288,608)	(470,067)
Spain	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	9/20/20	(106,203)	(93,386)	(199,589)
Spain	JPMorgan Chase Bank, N.A.	15,000	1.00	(1)	9/20/20	(318,610)	(555,015)	(873,625)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	(131,900)	—	(131,900)
Thailand	Citibank, N.A.	3,700	0.95		9/20/19	(63,231)	—	(63,231)

Total						$3,922,506	$(26,431,418)	$(22,508,912)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2017, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $595,575,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

45	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Appreciation (Depreciation)

BNP Paribas	6-month USD-LIBOR-BBA on USD 31,564,738 plus KRW 35,788,100,000	1.10% on KRW 35,788,100,000 plus USD 31,564,738	3/2/20	$107,623
BNP Paribas	6-month USD-LIBOR-BBA on USD 23,595,683 plus KRW 27,312,000,000	1.19% on KRW 27,312,000,000 plus USD 23,595,683	3/8/20	(476,413)
BNP Paribas	6-month USD-LIBOR-BBA on USD 31,669,485 plus KRW 35,270,300,000	1.23% on KRW 35,270,300,000 plus USD 31,669,485	3/31/20	541,409
BNP Paribas	6-month USD-LIBOR-BBA on USD 18,298,490 plus KRW 20,766,600,000	1.18% on KRW 20,766,600,000 plus USD 18,298,490	4/20/20	(10,954)

				$161,665

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Currency Abbreviations:

AED	–	United Arab Emirates Dirham
ALL	–	Albanian Lek
ARS	–	Argentine Peso
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CLP	–	Chilean Peso
CNH	–	Yuan Renminbi Offshore
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KES	–	Kenyan Shilling

KRW	–	South Korean Won
KZT	–	Kazakhstani Tenge
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
NGN	–	Nigerian Naira
NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SAR	–	Saudi Riyal
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
ZAR	–	South African Rand

46	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $4,737,902,898)	$4,816,893,871
Affiliated investment, at value (identified cost, $952,597,915)	952,645,841
Cash	48,464,931
Restricted cash*	53,317,369
Foreign currency, at value (identified cost, $4,309,622)	4,484,573
Interest and dividends receivable	71,623,051
Dividends receivable from affiliated investment	655,704
Due from broker for open reverse repurchase agreements	7,514,122
Receivable for investments sold	111,872
Receivable for open forward foreign currency exchange contracts	45,723,446
Receivable for open swap contracts	29,608,511
Premium paid on open non-centrally cleared swap contracts	27,923,538
Tax reclaims receivable	84,360
Total assets	$6,059,051,189

Liabilities
Cash collateral due to brokers	$5,684,803
Payable for reverse repurchase agreements	7,514,122
Written options outstanding, at value (premiums received, $4,986,197)	4,678,344
Payable for investments purchased	10,571,444
Payable for securities sold short, at value (proceeds, $27,961,361)	26,015,600
Payable for variation margin on open futures contracts	4,637,037
Payable for variation margin on open centrally cleared swap contracts	647,703
Payable for open forward foreign currency exchange contracts	76,036,038
Payable for open swap contracts	30,004,067
Payable for closed swap contracts	53,401
Premium received on open non-centrally cleared swap contracts	12,856,364
Payable to affiliates:
Investment adviser fee	2,538,174
Trustees’ fees	8,630
Interest payable on securities sold short	607,208
Accrued foreign capital gains taxes	808,484
Accrued expenses and other liabilities	1,333,382
Total liabilities	$183,994,801
Net Assets applicable to investors’ interest in Portfolio	$5,875,056,388

Sources of Net Assets
Investors’ capital	$5,857,456,725
Net unrealized appreciation	17,599,663
Total	$5,875,056,388

*	Represents restricted cash on deposit at the custodian and brokers for open derivative contracts.

47	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest (net of foreign taxes, $463,131)	$129,579,327
Dividends (net of foreign taxes, $231,274)	1,201,341
Dividends from affiliated investment	3,458,570
Total investment income	$134,239,238

Expenses
Investment adviser fee	$14,725,149
Trustees’ fees and expenses	53,600
Custodian fee	1,672,382
Legal and accounting services	393,241
Interest expense and fees	225,714
Interest expense on securities sold short	405,049
Miscellaneous	111,398
Total expenses	$17,586,533

Net investment income	$116,652,705

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $1,292,581)	$57,255,103
Investment transactions — affiliated investment	123,082
Written options	5,117,434
Futures contracts	22,533,090
Swap contracts	(6,355,595)
Foreign currency and forward foreign currency exchange contract transactions	37,789,826
Net realized gain	$116,462,940
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $212,301)	$(31,491,517)
Investments — affiliated investment	(78,359)
Written options	256,982
Securities sold short	416,459
Futures contracts	(26,898,664)
Swap contracts	(40,245,152)
Foreign currency and forward foreign currency exchange contracts	(15,939,273)
Net change in unrealized appreciation (depreciation)	$(113,979,524)

Net realized and unrealized gain	$2,483,416

Net increase in net assets from operations	$119,136,121

48	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$116,652,705	$217,557,257
Net realized gain (loss) from investment transactions, written options and swaptions, securities sold short, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions, non-deliverable bond forward contracts and disposal of investments in violation of restrictions and net increase from payment by affiliate	116,462,940	(240,553,237)
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, securities sold short, futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(113,979,524)	259,781,619
Net increase in net assets from operations	$119,136,121	$236,785,639
Capital transactions —
Contributions	$496,120,597	$1,321,776,863
Withdrawals	(152,296,835)	(898,073,764)
Net increase in net assets from capital transactions	$343,823,762	$423,703,099

Net increase in net assets	$462,959,883	$660,488,738

Net Assets
At beginning of period	$5,412,096,505	$4,751,607,767
At end of period	$5,875,056,388	$5,412,096,505

49	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016		2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.63	%(3)	0.64%		0.67%	0.75%	0.92%	0.93%
Net investment income	4.19	%(3)	4.54%		4.37%	3.92%	3.15%	4.10%
Portfolio Turnover	32	%(4)	65%		66%	66%	56%	39%

Total Return	2.12	%(4)	5.06	%(5)	1.99%	3.78%	(0.89)%	3.46%

Net assets, end of period (000’s omitted)	$5,875,056		$5,412,097		$4,751,608	$4,601,105	$6,690,987	$7,220,340

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Includes interest and dividend expense, primarily on securities sold short, of 0.02%, 0.03%, 0.03%, 0.11%, 0.31% and 0.30% for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(3)	Annualized.

(4)	Not annualized.

(5)	During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

50	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 99.9%, less than 0.05% and less than 0.05%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2017 were $58,966,960 or 1.0% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and

51

Global Macro Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes

52

Global Macro Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Consolidated Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option

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purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to

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reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

Q  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

S  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

T  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

U  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily

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net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee amounted to $14,725,149 or 0.53% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2017 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,001,420,442	$1,421,083,478
U.S. Government and Agency Securities	414,466,560	33,453,438

	$1,415,887,002	$1,454,536,916

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,920,918,055

Gross unrealized appreciation	$145,105,997
Gross unrealized depreciation	(256,509,020)

Net unrealized depreciation	$(111,403,023)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2017 is included in the Consolidated Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

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Written options activity for the six months ended April 30, 2017 was as follows:

	Principal Amount of Contracts (000’s omitted)		Premiums Received
Currency	EUR	USD	USD

Outstanding, beginning of period	—	210,270	14,845,493
Options written	112,095	342,822	8,687,323
Options exercised	—	(196,880)	(13,429,185)
Options expired	(112,095)	(285,985)	(5,117,434)

Outstanding, end of period	—	70,227	4,986,197

EUR	–	Euro
USD	–	United States Dollar

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $104,307,143. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $36,664,928 at April 30, 2017.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and

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Notes to Consolidated Financial Statements (Unaudited) — continued

Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2017. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2017 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$12,022,888	$10,880,885	$1,329,825	$24,233,598
Net unrealized appreciation*	2,869,511	126,831	33,664	—	7,796,948	10,826,954
Receivable for open forward foreign currency exchange contracts	—	—	—	45,723,446	—	45,723,446
Receivable/payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	16,926,764	—	—	21,337,615	38,264,379

Total Asset Derivatives	$2,869,511	$17,053,595	$12,056,552	$56,604,331	$30,464,388	$119,048,377

Derivatives not subject to master netting or similar agreements	$2,869,511	$126,831	$913,189	$—	$7,796,948	$11,706,479

Total Asset Derivatives subject to master netting or similar agreements	$—	$16,926,764	$11,143,363	$56,604,331	$22,667,440	$107,341,898

Written options outstanding, at value	$—	$—	$—	$(4,678,344)	$—	$(4,678,344)
Net unrealized appreciation*	—	(9,989,526)	(220,871)	—	(33,615,724)	(43,826,121)
Payable for open forward foreign currency exchange contracts	—	—	—	(76,036,038)	—	(76,036,038)
Payable/receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	(17,159,038)	—	—	(6,433,723)	(23,592,761)

Total Liability Derivatives	$—	$(27,148,564)	$(220,871)	$(80,714,382)	$(40,049,447)	$(148,133,264)

Derivatives not subject to master netting or similar agreements	$—	$(9,989,526)	$(220,871)	$—	$(33,615,724)	$(43,826,121)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(17,159,038)	$—	$(80,714,382)	$(6,433,723)	$(104,307,143)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Payable for variation margin.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$607,972	$(607,972)	$—	$—	$—
Bank of America, N.A.	7,495,644	(7,495,644)	—	—	—
Barclays Bank PLC	1,816,619	(1,816,619)	—	—	—
BNP Paribas	14,701,143	(8,530,206)	(6,170,937)	—	—
Citibank, N.A.	6,216,487	(3,335,349)	—	(2,881,138)	—
Credit Suisse International	11,911,141	—	(11,911,141)	—	—
Deutsche Bank AG	8,928,872	(8,928,872)	—	—	—
Goldman Sachs International	26,069,163	(12,784,848)	(13,284,315)	—	—
HSBC Bank USA, N.A.	1,611,179	(1,372,568)	(238,611)	—	—
JPMorgan Chase Bank, N.A.	3,867,565	(3,867,565)	—	—	—
Morgan Stanley & Co. International PLC	147,834	(147,834)	—	—	—
Nomura International PLC	2,343,974	(1,802,896)	(533,011)	—	8,067
Societe Generale	2,078,653	(1,026,173)	—	—	1,052,480
Standard Chartered Bank	15,460,401	(15,460,401)	—	—	—
State Street Bank and Trust Company	2,942	—	—	—	2,942
The Bank of Nova Scotia	474,687	—	(474,687)	—	—
UBS AG	3,607,622	(1,141,902)	—	(2,250,000)	215,720

	$107,341,898	$(68,318,849)	$(32,612,702)	$(5,131,138)	$1,279,209

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(741,813)	$607,972	$—	$—	$(133,841)
Bank of America, N.A.	(13,015,741)	7,495,644	5,520,097	—	—
Barclays Bank PLC	(3,223,413)	1,816,619	1,406,794	—	—
BNP Paribas	(8,530,206)	8,530,206	—	—	—
Citibank, N.A.	(3,335,349)	3,335,349	—	—	—
Deutsche Bank AG	(12,781,664)	8,928,872	3,799,162	—	(53,630)
Goldman Sachs International	(12,784,848)	12,784,848	—	—	—
HSBC Bank USA, N.A.	(1,372,568)	1,372,568	—	—	—
JPMorgan Chase Bank, N.A.	(11,986,268)	3,867,565	8,118,703	—	—
Morgan Stanley & Co. International PLC	(2,841,195)	147,834	2,693,361	—	—
Nomura International PLC	(1,802,896)	1,802,896	—	—	—
Societe Generale	(1,026,173)	1,026,173	—	—	—
Standard Chartered Bank	(29,723,107)	15,460,401	5,549,838	—	(8,712,868)
UBS AG	(1,141,902)	1,141,902	—	—	—

	$(104,307,143)	$68,318,849	$27,087,955	$—	$(8,900,339)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

59

Global Macro Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

Information with respect to repurchase and reverse repurchase agreements at April 30, 2017 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2017 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$(372,152)	$—	$—	$(7,873,423)	$(2,227,445)
Futures contracts	(8,528,753)	—	(2,239,328)	—	33,301,171
Written options	—	—	—	5,117,434	—
Swap contracts	—	(8,381,754)	—	—	2,026,159
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	22,912,653	—

Total	$(8,900,905)	$(8,381,754)	$(2,239,328)	$20,156,664	$33,099,885

Change in unrealized appreciation (depreciation) —
Investments	$363,312	$—	$(1,614,821)	$(13,042,048)	$(278,338)
Futures contracts	(5,825,909)	—	141,838	—	(21,214,593)
Written options	—	—	—	256,982	—
Swap contracts	—	(23,763,003)	—	—	(16,482,149)
Foreign currency and forward foreign currency exchange contracts	—	—	—	(17,456,695)	—

Total	$(5,462,597)	$(23,763,003)	$(1,472,983)	$(30,241,761)	$(37,975,080)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2017, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Interest Rate Swaptions Purchased	Swap Contracts

$1,183,000	$1,337,698,000	$7,101,380,000	$38,939,000	$6,172,864,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and average number of purchased non-currency options contracts outstanding during the six months ended April 30, 2017, which are indicative of the volume of these derivative types, were approximately $898,465,000 and 2,476 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

60

Global Macro Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2017 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral

JPMorgan Chase Bank, N.A.	4/24/17	7/26/17	(1.00)%	EUR 6,898,122	$7,514,122	$7,615,900

EUR	–	Euro

At April 30, 2017, the remaining contractual maturity of all reverse repurchase agreements was less than 90 days.

For the six months ended April 30, 2017, the average borrowings under settled reverse repurchase agreements and the average annual interest rate received were approximately $12,010,000 and 0.20%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2017. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2017.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of April 30, 2017.

Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)

JPMorgan Chase Bank, N.A.	$27,464,253	$(7,514,122)	$(19,950,131)	$—

	$27,464,253	$(7,514,122)	$(19,950,131)	$—

Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)

JPMorgan Chase Bank, N.A.	$(7,514,122)	$7,514,122	—	$—

	$(7,514,122)	$7,514,122	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

61

Global Macro Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$3,276,607,123	$—	$3,276,607,123
Foreign Corporate Bonds	—	59,153,963	—	59,153,963
Sovereign Loans (Less Unfunded Loan Commitments)	—	20,836,000	55,699,696	76,535,696
Corporate Bonds & Notes	—	561,623	—	561,623
Collateralized Mortgage Obligations	—	76,273,245	—	76,273,245
Mortgage Pass-Throughs	—	273,514,708	—	273,514,708
U.S. Treasury Obligations	—	375,367,532	—	375,367,532
Common Stocks	82,886,416	81,488,743 **	—	164,375,159
Currency Options Purchased	—	10,880,885	—	10,880,885
Call Options Purchased	—	11,143,363	—	11,143,363
Put Options Purchased	879,525	—	—	879,525
Interest Rate Swaptions Purchased	—	1,329,825	—	1,329,825
Short-Term Investments —
Foreign Government Securities	—	373,838,631	—	373,838,631
U.S. Treasury Obligations	—	88,968,340	—	88,968,340
Repurchase Agreements	—	27,464,253	—	27,464,253
Other	—	952,645,841	—	952,645,841

Total Investments	$83,765,941	$5,630,074,075	$55,699,696	$5,769,539,712

Forward Foreign Currency Exchange Contracts	$—	$45,723,446	$—	$45,723,446
Futures Contracts	2,874,478	33,664	—	2,908,142
Swap Contracts	—	54,526,931	—	54,526,931

Total	$86,640,419	$5,730,358,116	$55,699,696	$5,872,698,231

Liability Description

Currency Options Written	$—	$(4,678,344)	$—	$(4,678,344)
Securities Sold Short	—	(26,015,600)	—	(26,015,600)
Forward Foreign Currency Exchange Contracts	—	(76,036,038)	—	(76,036,038)
Futures Contracts	(13,975,119)	(220,871)	—	(14,195,990)
Swap Contracts	—	(72,832,184)	—	(72,832,184)

Total	$(13,975,119)	$(179,783,037)	$—	$(193,758,156)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

62

Global Macro Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2017 is not presented. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

63

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

64

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Macro Absolute Return Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

65

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

66

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

67

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Macro Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

68

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7757    4.30.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: June 26, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: June 26, 2017